UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Howard B. Surloff, Esq.	Copies to:
Goldman, Sachs & Co.	Jeffrey A. Dalke, Esq.
One New York Plaza	Drinker Biddle & Reath LLP
New York, New York 10004	One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

A S S E T A L LO C AT I O N P O R T F O L I O S Semiannual Report June 30, 2005 Strategies designed to provide a complete investment program in a single investment and capitalize on the benefits of asset allocation.

Goldman Sachs Funds Goldman Sachs Asset Allocation Portfolios NOT FDIC-INSURED May Lose Value No Bank Guarantee GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO The Balanced Strategy Portfolio is expected to invest a relatively significant percentage of its equity allocation in the Goldman Sachs CORE SM Large Cap Growth, CORE SM Large Cap Value, CORE SM Small Cap Equity and CORE SM International Equity Funds and may invest a relatively significant percentage of its assets in the Global Income and High Yield Funds. It is expected that the Portfolio will invest more than 25% of its assets in the Short Duration Government Fund.The Portfolio is subject to the risk factors of those funds. Some of those risk factors include credit and interest rate risk, the price fluctuations of U.S. government securities in response to changes in interest rates; the volatility of investments in the stock market; and currency, economic and political risks of non-US investments. The Growth and Income Strategy Portfolio is expected to invest a relatively significant percentage of its equity allocation in the Goldman Sachs CORE SM Large Cap Growth, CORE SM Large Cap Value, CORE SM Small Cap Equity and CORE SM International Equity Funds and will invest a relatively significant percentage of its assets in the Core Fixed Income and Global Income Funds.The Portfolio is subject to the risk factors of those funds. Some of those risk factors include credit and interest rate risk, the price fluctuations of U.S. government securities in response to changes in interest rates; the credit risk and volatility of high-yield bonds; and the volatility of non-US stocks and bonds and US stocks. The Growth Strategy Portfolio is expected to invest a relatively significant percentage of its equity allocation in the Goldman Sachs CORE SM Large Cap Growth, CORE SM Large Cap Value, CORE SM Small Cap Equity and CORE SM International Equity Funds, and is subject to the risk factors of those funds. Some of those risk factors include the volatility of US and non-US equity investments; the credit risk and volatility of high yield bonds; and the political, economic and currency risks of non-US securities. The Aggressive Growth Strategy Portfolio is expected to invest a relatively significant percentage of its assets in the Goldman Sachs CORE SM Large Cap Growth, CORE SM Large Cap Value, CORE SM Small Cap Equity and CORE SM International Equity Funds, and is subject to the risk factors of those funds. Some of those risk factors include the volatility of US and non-US equity investments; and the political, economic and currency risks of non-US securities,which are particularly significant regarding equities of issuers located in emerging markets.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

What Differentiates Goldman Sachs' Approach to Asset Allocation?

We believe that strong, consistent investment results through asset allocation are best achieved through teams of experts working together on a global scale:

- **Goldman Sachs' Quantitative Strategies Team** determines the strategic and quarterly tactical asset allocations. The team is comprised of over 50 professionals with significant academic and practitioner experience and currently manages more than $72.0 billion in assets as of June 30, 2005 for institutional, high net worth and individual investors.
- **Goldman Sachs' Portfolio Management Teams** offer expert management of the mutual funds that are contained within each Asset Allocation Strategy. These same teams manage portfolios for institutional and high net worth investors.

EACH GOLDMAN SACHS ASSET ALLOCATION STRATEGY DELIVERS:

- Comprehensive investment strategies for any life stage
- Automatic diversification and risk management benefits
- Forward-looking, quarterly tactical reallocation
- Simplicity and efficiency

Goldman Sachs Asset Allocation Investment Process

1 DETERMINE LONG-TERM STRATEGIC BENCHMARK ASSET ALLOCATIONS

Quantitative Strategies Team

Each asset allocation portfolio represents a diversified global portfolio on the efficient frontier. The portfolios differ in their long-term objective, and therefore, their asset allocation mix. The long-term strategic asset allocation is the primary source of risk and the corresponding primary determinant of total return. It therefore represents an anchor, or neutral starting point, from which tactical asset allocation decisions are made.

2 MAKE QUARTERLY GLOBAL TACTICAL ASSET ALLOCATION DECISIONS

Quantitative Strategies Team

For each portfolio, the strategic asset allocation is combined with a measured amount of tactical risk. Changing market conditions create opportunities to capitalize on investing in different countries and asset classes relative to others over time. Within each strategy, we shift assets away from the strategic allocation (over and underweighting certain asset classes and countries) to seek to benefit from changing conditions in global capital markets on a quarterly basis.

Using proprietary portfolio construction models to maintain each Portfolio's original risk/return profile over time, the team makes eight active decisions based on its current outlook on global equity, fixed income and currency markets.

Asset class selection	Are U.S. stocks, U.S. bonds or cash more attractive?
Regional equity selection	Are U.S. or non-U.S. equities more attractive?
Regional bond selection	Are U.S. or non-U.S. bonds more attractive?
U.S. equity style selection	Are U.S. value or U.S. growth equities more attractive?
U.S. equity size selection	Are U.S. large-cap or U.S. small-cap equities more attractive?
Equity country selection	Which international countries are most attractive?
High yield selection	Are high yield or core fixed income securities more attractive?
Emerging/developed equity selection	Are emerging or developed equities more attractive?

3 MAKE SECURITY SELECTION DECISIONS

Mutual Fund Portfolio Management Teams

Each portfolio is comprised of 6-11 underlying Goldman Sachs Mutual Funds ("Underlying Funds") managed by broad, deep portfolio management teams. In addition to global tactical asset allocation, we seek to generate excess returns through security selection *within* each underlying mutual fund. Whether in the equity or fixed income arenas, these portfolio management teams share a commitment to firsthand fundamental research and seek performance driven by successful security selection.

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2 Asset Allocation Overall, the various Portfolios invest their assets in a strategic mix of underlying equity and fixed income funds. Every June, we reset our strategic benchmarks to reflect current market expectations and to bring the total equity portion of the various Portfolios in line with our long-term target weights. During the rest of the year, we allow these strategic targets to shift with their respective market returns, but we continue to adjust our tactical allocations to reflect our views. Each quarter, the overall asset allocation is adjusted based on current market conditions and our economic and market forecasts. By reallocating the Portfolios on a quarterly basis, we seek to enhance performance over the long term. Regional and Sector Preferences Asset Class Selection — During the reporting period, our quantitative models favored domestic stocks over domestic bonds, and stocks and bonds over cash. We were positive on stocks as a result of strong growth prospects and a favorable inflation environment. At the same time, we were positive on bonds versus cash primarily as a result of moderate short-term momentum. However, we began to find domestic bonds less attractive as momentum deteriorated and yields remained at historically low levels. In our equity style and size allocation models, we were overweight value stocks relative to their growth counterparts and we were overweight small-cap stocks relative to large-cap stocks. Our bullish position in value stocks versus growth stocks was the result of investor optimism shored up by strong corporate balance sheets. We continued to overweight small-cap stocks during the first half of 2005 due to strong market momentum. However, recent strong performance in small-cap equity has made small-cap stocks look increasingly expensive, which caused us to moderate our position as the six-month period progressed. In our high yield model, we started off 2005 holding an overweight position in the asset class versus core fixed income, primarily due to low perceived levels of market risk. However, at the end of the first quarter of 2005 we saw signals that market risk was on the rise. As a result, we traded out of our high yield position, just before the General Motors debt downgrade roiled the high yield market. In our emerging equity versus developed equity decision, we held a slight preference for developed equity during the first half of 2005 due to poor credit conditions in emerging markets. Equities — Entering 2005, we held an overweight position in international relative to domestic equity as we found attractive long-term value in international markets. Our bullish view on international equity was tempered by our view that the U.S. economy was providing relatively favorable conditions for growth. Furthermore, we became more optimistic about the strength of the U.S. dollar toward the end of the first quarter of 2005. We subsequently reduced our overweight position in international equity relative to domestic equity. Asset Allocation Portfolios Dear Shareholder, This report provides an overview on the performance of the Goldman Sachs Asset Allocation Portfolios (individually, the “Portfolio,” and collectively, the “Portfolios”) during the six-month reporting period that ended June 30, 2005.

P E R F O R M A N C E O V E R V I EW P E R F O R M A N C E O V E R V I EW 3 While the views presented above reflect how we positioned U.S. equities relative to international equities when evaluated in the aggregate, we were also able to implement our country level views within the Goldman Sachs CORE SM International Equity Fund. Among the international equity markets, Europe replaced Asia as our favorite region globally. Within Europe, we found the markets of many of the smaller European countries, such as Austria, Norway and Belgium, to show strong macroeconomic fundamentals and to be particularly attractive sources of value. In Asia, we found Hong Kong and Singapore offered the most attractive equity markets. We remained bearish on the UK given unattractive long-term value, low risk premiums, less supportive macroeconomic conditions and weak market momentum. Fixed Income — As the first quarter of 2005 began, we changed our long-held preference for domestic bonds relative to international bonds. This was due to signals that momentum in the U.S. had slowed and foreign macroeconomic indicators appeared to offer relatively more support for international bond markets. As the second quarter of the year began, however, our U.S. macroeconomic outlook improved and we moved back toward preferring domestic bonds. Performance The performance of the Portfolios is driven primarily by three factors: 1) strategic asset allocation policy, 2) underlying fund performance and 3) asset allocation decisions. STRATEGIC ALLOCATIONS RETURN On an absolute basis, the Asset Allocation Portfolios showed moderately positive performance for the first half of year. In general, the Portfolios’ returns were driven by the positive performance of the fixed income markets, tempered slightly by the moderately negative performance of the equity markets. While the equity markets generally underperformed during the six-month period, the Asset Allocation Portfolios benefited significantly from diversification, as the strategic asset allocations to emerging equity and real estate securities showed very strong performance during the first half of 2005. UNDERLYING FUND EXCESS RETURN The second component of Portfolio performance is the contribution from our underlying fund managers. Overall, underlying fund security selection was slightly negative for the first half of 2005, with two of the funds with the largest allocations, the CORE SM Large Cap Value Fund and the CORE SM Large Cap Growth Fund, underperforming their respective benchmarks. The CORE SM Small Cap Equity Fund and the Emerging Markets Equity Fund, two of the underlying funds that underperformed during 2004, significantly outperformed their benchmarks during the first half of 2005, and the Emerging Markets Debt Fund continued to have strong performance relative to its benchmark.

P E R F O R M A N C E O V E R V I EW 4 ASSET ALLOCATION DECISIONS RETURN The final component of Portfolio performance is derived from the Global Tactical Asset Allocation (GTAA) strategy. Our tactical asset allocation decisions generated positive returns across all Portfolios during the six-month period ended June 30, 2005, adding approximately 70 basis points of excess return in the Aggressive Growth Strategy Portfolio, 40 basis points in the Growth Strategy Portfolio, and approximately 20 basis points in the Growth and Income Strategy and the Balanced Strategy Portfolios. Our equity country selection model, as implemented in the CORE SM International Equity Fund, had a particularly strong contribution to the performance of the GTAA strategy during the reporting period. In addition, the Portfolios benefited from our overweight in U.S. value equity relative to U.S. growth equity during the first quarter. Elsewhere, our overweight in U.S small-cap stocks relative to U.S. large-cap stocks performed well throughout the period. Our overweight in U.S. stocks relative to U.S. bonds was the largest detractor from the performance of the GTAA strategy. Goldman Sachs Balanced Strategy Portfolio — During the six-month period ended June 30, 2005, the Portfolio’s Class A, B, C, Institutional and Service Shares generated cumulative total returns of 0.64%, 0.26%, 0.28%, 0.92%, and 0.58%, respectively. Fund Weightings (Percentage of Portfolio) † as of 6/30/05 † The percentage shown for each underlying fund reflects the value of that fund as a percentage of market value. Short-term investments include repurchase agreements. 43.2% 5.5% 16.7% 7.0% 8.9% 2.0% 14.1%
2.5% 0.1% 0% 10% 20% 30% 40% 50% Real Estate Securities Fund Short-term Investments CORE SM Internat’l Equity Fund CORE SM Small Cap Equity Fund CORE SM Large Cap Growth Fund CORE SM Large Cap Value Fund Global Income Fund High Yield Fund Short-Duration Gov’t. Fund

P E R F O R M A N C E O V E R V I EW 5 Goldman Sachs Growth and Income Strategy Portfolio — During the six-month period ended June 30, 2005, the Portfolio’s Class A, B, C, Institutional and Service Shares generated cumulative total returns of 1.14%, 0.67%, 0.70%, 1.24%, and 0.99%, respectively. Fund Weightings (Percentage of Portfolio) † as of 6/30/05 † The percentage shown for each underlying fund reflects the value of that fund as a percentage of the market value of the Growth and Income Strategy Portfolio’s investment holdings. Short-term investments include repurchase agreements. 2.5% 12.5% 5.5% 2.5% 2.9% 19.9% 3.5% 0% 5% 10% 15% 20% 25% 21.5% 13.8% 2.5% 0.1% 12.8% Real Estate Securities Fund Short-term Investments Emerging Mkts. Equity Fund CORE SM Internat’l Equity Fund CORE SM Small Cap Equity Fund CORE SM Large Cap Growth Fund CORE SM Large Cap Value Fund Emerging Mkts. Debt Fund Global Income Fund High Yield Fund Core Fixed Income Fund Short-Duration Gov’t. Fund

P E R F O R M A N C E O V E R V I EW 6 Goldman Sachs Growth Strategy Portfolio — During the six-month period ended June 30, 2005, the Portfolio’s Class A, B, C, Institutional and Service Shares generated cumulative total returns of 0.76%, 0.34%, 0.34%, 0.93%, and 0.68%, respectively. Fund Weightings (Percentage of Portfolio) † as of 6/30/05 † The percentage shown for each underlying fund reflects the value of that fund as a percentage of the market value of the Growth Strategy Portfolio’s investment holdings. Short-term investments include repurchase agreements. 0% 5% 10% 15% 20% 25% 30% 5.5% 3.5% 27.3% 2.6% 19.7% 27.9% 3.5% 2.9% 0.1% 2.5% 4.5% Real Estate Securities Fund Short-term Investments Emerging Mkts. Equity Fund CORE SM Internat’l Equity Fund CORE SM Small Cap Equity Fund CORE SM Large Cap Growth Fund CORE SM Large Cap Value Fund Emerging Mkts. Debt Fund Global Income Fund High Yield Fund Core Fixed Income Fund

P E R F O R M A N C E O V E R V I EW 7 Goldman Sachs Aggressive Growth Strategy Portfolio — During the six-month period ended June 30, 2005, the Portfolio’s Class A, B, C, Institutional and Service Shares generated cumulative total returns of 0.41%, 0.00%, 0.08%, 0.56%, and 0.33%, respectively. Fund Weightings (Percentage of Portfolio) † as of 6/30/05 † The percentage shown for each underlying fund reflects the value of that fund as a percentage of the market value of the Aggressive Growth Strategy Portfolio’s investment holdings. We hope this summary has been helpful to you in your understanding of how we manage your Portfolio. We thank you for the confidence you have placed in us and we look forward to your continued support. Goldman Sachs Quantitative Strategies Group July 18, 2005 0% 5% 10% 15% 20% 25% 30% 35% 40% Real Estate Securities Fund Emerging Mkts. Equity Fund CORE SM Internat’l Equity Fund CORE SM Small Cap Equity Fund CORE SM Large Cap Growth Fund CORE SM Large Cap Value Fund 28.3% 20.8% 38.0% 3.9% 6.5% 2.5%

F U N D B A S I C S For the investor seeking current income and longterm capital appreciation. Approximately half of the Portfolio is invested in domestic fixed income funds which seek to provide income, with the remaining balance in domestic and international stock funds and an allocation to a global bond fund. The balance in equities is intended to add diversification and may enhance returns, but will also add some volatility to the Portfolio. Balanced Strategy as of June 30, 2005 $211.1 Million Assets Under Management GIPAX Class A Shares N A S D AQ S Y M B O L S GIPBX Class B Shares GIPCX Class C Shares GIPIX Institutional Shares GIPSX Service Shares 3 As of 4/1/05. Actual Fund weighting in the Asset Allocation Portfolios may differ from the figures shown above due to rounding, differences in returns of the Underlying Funds, or both. The above figures are not indicative of future allocations. 8 40.9% Short Duration Gov’t Fund 2.5% High Yield Fund 11.4% Global Income Fund 15.1% CORE SM Large Cap Value Fund 7.0% CORE SM Large Cap Growth Fund 4.4% CORE SM Small Cap Equity Fund 16.1% CORE SM Internat’l Equity Fund 2.6% Real Estate Securities Fund 45.4% Short Duration Gov’t Fund 3.0% High Yield Fund 12.4% Global Income Fund 9.9% CORE SM Large Cap Value Fund 9.7% CORE SM Large Cap Growth Fund 2.4% CORE SM Small Cap Equity Fund 14.6% CORE SM Internat’l Equity Fund 2.6% Real Estate Securities Fund P E R F O R M A N C E R E V I EW January 1, 2005–June 30, 2005 Portfolio Total Return (based on NAV) 1 Class A 0.64% Class B 0.26 Class C 0.28 Institutional 0.92 Service 0.58 1 The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges. S TANDARDIZED TOTAL RETURNS 2 For the period ended June 30, 2005 One Year Five Years Since Inception (1/2/98) Class A 1.67% 2.51% 3.92% Class B 1.57 2.48 3.93 Class C 5.74 2.94 3.95 Institutional 8.05 4.11 5.13 Service 7.41 3.58 4.61 2 The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. Total return figures in the above tables represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above tables. Please visit www.gs.c om/funds to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. The Goldman Sachs Balanced Strategy Portfolio invests primarily in other Goldman Sachs Funds and is subject to the risk factors of those Funds. Some of the risks include the price fluctuations of government securities in response to interest rates, the volatility of investments in the stock market, and the currency and political risks of non-U.S. securities. COMPOSITION 3 P E R F O R M A N C E R E V I EW January 1, 2005–June 30, 2005 Portfolio Total Return (based on NAV) 1 Class A 1.14% Class B 0.67 Class C 0.70 Institutional 1.24 Service 0.99 1 The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges. S TANDARDIZED TOTAL RETURNS 2 For the period ended June 30, 2005 One Year Five Years Since Inception (1/2/98) Class A 5.34% 2.15% 4.26% Class B 5.46 2.11 4.27 Class C 9.58 2.51 4.25 Institutional 11.85 3.71 5.47 Service 11.26 3.20 4.93 2 The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. Total return figures in the above tables represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above tables. Please visit www.gs.com/funds to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. The Goldman Sachs Growth and Income Strategy Portfolio invests primarily in other Goldman Sachs Funds and is subject to the risk factors of those Funds. Some of the risks include the price fluctuations of fixed income securities in response to interest rates, the credit risk and volatility of high yield bonds, and the volatility of non-U.S. stocks and bonds and U.S. stocks. COMPOSITION 3

FUND BASICS

Growth and Income Strategy

as of June 30, 2005

Assets Under Management

$542.4 Million

PERFORMANCE REVIEW

January 1, 2005–June 30, 2005	Portfolio Total Return (based on NAV)[1]
Class A	1.14%
Class B	0.67
Class C	0.70
Institutional	1.24
Service	0.99

[1] The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio's performance assumes the reinvestment of dividends and other distributions. The Portfolio's performance does not reflect the deduction of any applicable sales charges.

NASDAQ SYMBOLS

Class A Shares

GOIAX

Class B Shares

GOIBX

Class C Shares

GOICX

Institutional Shares

GOIIX

Service Shares

GOISX

STANDARDIZED TOTAL RETURNS[2]

For the period ended June 30, 2005	One Year	Five Years	Since Inception (1/2/98)
Class A	5.34%	2.15%	4.26%
Class B	5.46	2.11	4.27
Class C	9.58	2.51	4.25
Institutional	11.85	3.71	5.47
Service	11.26	3.20	4.93

[2] The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Total return figures in the above tables represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above tables. Please visit www.gs.com/funds to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Goldman Sachs Growth and Income Strategy Portfolio invests primarily in other Goldman Sachs Funds and is subject to the risk factors of those Funds. Some of the risks include the price fluctuations of fixed income securities in response to interest rates, the credit risk and volatility of high yield bonds, and the volatility of non-U.S. stocks and bonds and U.S. stocks.

COMPOSITION[3]

For the investor who seeks long-term capital appreciation and current income. Under normal circumstances, assets are allocated approximately 40% among fixed income funds, which are intended to provide the income component, and approximately 60% among equity funds, which are intended to provide the capital appreciation component.

STRATEGIC MODEL PORTFOLIO WEIGHTINGS


2.5% Short Duration Gov't Fund
16.9% Core Fixed Income Fund
3.0% High Yield Fund
15.9% Global Income Fund
2.6% Emerging Markets Debt Fund
14.3% CORE℠ Large Cap Value Fund
14.0% CORE℠ Large Cap Growth Fund
3.4% CORE℠ Small Cap Equity Fund
21.0% CORE℠ Internat'l Equity Fund
3.8% Emerging Markets Equity Fund
2.6% Real Estate Securities Fund

TACTICAL FUND WEIGHTINGS (Changes quarterly)


2.5% Short Duration Gov't Fund
12.4% Core Fixed Income Fund
2.5% High Yield Fund
14.9% Global Income Fund
2.6% Emerging Markets Debt Fund
20.2% CORE℠ Large Cap Value Fund
10.9% CORE℠ Large Cap Growth Fund
5.4% CORE℠ Small Cap Equity Fund
22.7% CORE℠ Internat'l Equity Fund
3.3% Emerging Markets Equity Fund
2.6% Real Estate Securities Fund

[3] As of 4/1/05. Actual Fund weighting in the Asset Allocation Portfolios may differ from the figures shown above due to rounding, differences in returns of the Underlying Funds, or both. The above figures are not indicative of future allocations.

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FUND BASICS

Growth Strategy

as of June 30, 2005

Assets Under Management

$438.3 Million

NASDAQ SYMBOLS

Share Class	Symbol
Class A Shares	GGSAX
Class B Shares	GGSBX
Class C Shares	GGSCX
Institutional Shares	GGSIX
Service Shares	GGSSX

PERFORMANCE REVIEW

January 1, 2005–June 30, 2005	Portfolio Total Return (based on NAV)[1]
Class A	0.76%
Class B	0.34
Class C	0.34
Institutional	0.93
Service	0.68

[1] The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio's performance assumes the reinvestment of dividends and other distributions. The Portfolio's performance does not reflect the deduction of any applicable sales charges.

STANDARDIZED TOTAL RETURNS[2]

For the period ended June 30, 2005	One Year	Five Years	Since Inception (1/2/98)
Class A	6.45%	0.84%	3.57%
Class B	6.74	0.82	3.58
Class C	10.79	1.24	3.58
Institutional	13.05	2.41	4.75
Service	12.54	1.89	4.23

[2] The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Total return figures in the above tables represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above tables. Please visit www.gs.com/funds to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Goldman Sachs Growth Strategy Portfolio invests primarily in other Goldman Sachs Funds and is subject to the risk factors of those Funds. Some of the risks include the volatility of U.S. and non-U.S. equity investments, the political and currency risks of non-U.S. securities, and the credit risks and volatility of high yield bonds.

COMPOSITION[3]

For the investor seeking long-term capital appreciation and, secondarily, current income. Approximately 80% of the assets are allocated among equity funds, with a blend of domestic large-cap, small-cap and international exposure to seek capital appreciation. The bond fund allocation is intended to provide diversification.

STRATEGIC MODEL PORTFOLIO WEIGHTINGS



8.3%	Core Fixed Income Fund
3.5%	High Yield Fund
6.2%	Global Income Fund
2.7%	Emerging Markets Debt Fund
19.9%	CORE℠ Large Cap Value Fund
19.5%	CORE℠ Large Cap Growth Fund
4.4%	CORE℠ Small Cap Equity Fund
28.0%	CORE℠ Internat'l Equity Fund
4.9%	Emerging Markets Equity Fund
2.6%	Real Estate Securities Fund

TACTICAL FUND WEIGHTINGS (Changes quarterly)



5.8%	Core Fixed Income Fund
2.5%	High Yield Fund
5.2%	Global Income Fund
2.7%	Emerging Markets Debt Fund
25.0%	CORE℠ Large Cap Value Fund
15.7%	CORE℠ Large Cap Growth Fund
6.4%	CORE℠ Small Cap Equity Fund
29.7%	CORE℠ Internat'l Equity Fund
4.4%	Emerging Markets Equity Fund
2.6%	Real Estate Securities Fund

[3] As of 4/1/05. Actual Fund weighting in the Asset Allocation Portfolios may differ from the figures shown above due to rounding, differences in returns of the Underlying Funds, or both. The above figures are not indicative of future allocations.

10

F U N D B A S I C S 11 Aggressive Growth Strategy as of June 30, 2005 $161.4 Million Assets Under Management GAPAX Class A Shares N A S D AQ S Y M B O L S GAPBX Class B Shares GAXCX Class C Shares GAPIX Institutional Shares GAPSX Service Shares P E R F O R M A N C E R E V I EW January 1, 2005–June 30, 2005 Portfolio Total Return (based on NAV) 1 Class A 0.41% Class B 0.00 Class C 0.08 Institutional 0.56 Service 0.33 1 The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges. S TANDARDIZED TOTAL RETURNS 2 For the period ended June 30, 2005 One Year Five Years Since Inception (1/2/98) Class A 6.82% -0.12% 3.03% Class B 7.14 -0.15 3.04 Class C 11.25 0.26 3.06 Institutional 13.50 1.41 4.18 Service 12.88 0.90 3.69 2 The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. Total return figures in the above tables represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above tables. Please visit www.gs.com/funds to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. The Goldman Sachs Aggressive Growth Strategy Portfolio invests primarily in other Goldman Sachs Funds and is subject to the risk factors of those Funds. Some of the risks include the volatility of U.S. and non-U.S. equity investments and the political and currency risks of non-U.S. securities, which are particularly significant regarding equities of issuers located in emerging countries. COMPOSITION 3 3 As of 4/1/05. Actual Fund weighting in the Asset Allocation Portfolios may differ from the figures shown above due to rounding, differences in returns of the Underlying Funds, or both. The above figures are not indicative of future allocations. 24.0% CORE SM Large Cap Value Fund 23.6% CORE SM Large Cap Growth Fund 6.4% CORE SM Small Cap Equity Fund 36.2% CORE SM Internat’l Equity Fund 7.2% Emerging Markets Equity Fund 2.6% Real Estate Securities Fund 26.9% CORE SM Large Cap Value Fund 17.5% CORE SM Large Cap Growth Fund 8.4% CORE SM Small Cap Equity Fund 37.9% CORE SM Internat’l Equity Fund 6.7% Emerging Markets Equity Fund 2.6% Real Estate Securities Fund For the investor seeking long-term capital appreciation. Under normal circumstances, all assets are allocated among equity funds with a greater focus on smallcap and international investments relative to the other portfolios.

 GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Statement of Investments

June 30, 2005 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) – 99.6%

Equity – 44.1%
2,880,949	Goldman Sachs CORE Large Cap Value Fund – 16.7%	$35,147,582
2,656,535	Goldman Sachs CORE International Equity Fund – 14.1%	29,700,067
1,510,747	Goldman Sachs CORE Large Cap Growth Fund – 8.9%	18,778,582
292,492	Goldman Sachs Real Estate Securities Fund – 2.5%	5,294,109
288,743	Goldman Sachs CORE Small Cap Equity Fund – 1.9%	4,105,931

		93,026,271

Fixed Income – 55.5%
9,348,271	Goldman Sachs Short Duration Government Fund – 43.0%	90,865,199
1,097,832	Goldman Sachs Global Income Fund – 7.0%	14,798,779
1,449,780	Goldman Sachs High Yield Fund – 5.5%	11,569,241

		117,233,219

TOTAL MUTUAL FUNDS (INSTITUTIONAL SHARES)
(Cost $202,666,885)		$210,259,490

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(a) – 0.1%

Joint Repurchase Agreement Account II
$200,000	3.41%	07/01/2005	$200,000
Maturity Value: $200,019 (Cost $200,000)

TOTAL INVESTMENTS – 99.7%
(Cost $202,866,885)			$210,459,490

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Joint repurchase agreement was entered into on June 30, 2005.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At June 30, 2005, the Portfolio had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $200,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,500,000,000	3.40%	07/01/2005	$1,500,141,667

Barclays Capital PLC	700,000,000	3.40	07/01/2005	700,066,111

Deutsche Bank Securities, Inc.	1,000,000,000	3.40	07/01/2005	1,000,094,444

Deutsche Bank Securities, Inc.	300,000,000	3.45	07/01/2005	300,028,750

Greenwich Capital Markets	400,000,000	3.43	07/01/2005	400,038,111

J.P. Morgan Securities, Inc.	400,000,000	3.41	07/01/2005	400,037,889

Morgan Stanley & Co.	1,000,500,000	3.40	07/01/2005	1,000,594,492

UBS Securities LLC	250,000,000	3.40	07/01/2005	250,023,611

Wachovia Capital Markets	250,000,000	3.40	07/01/2005	250,023,611

Westdeutsche Landesbank AG	500,000,000	3.43	07/01/2005	500,047,639

TOTAL	$6,300,500,000			$6,301,096,325

At June 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 2.50% to 6.70%, due 09/13/2005 to 06/15/2007; Federal Home Loan Bank, 4.37% to 5.49%, due 12/22/2008 to 08/15/2011; Federal Home Loan Mortgage Association, 0.00% to 8.00%, due 07/06/2005 to 07/01/2035; Federal National Mortgage Association, 0.00% to 9.50%, due 08/24/2005 to 07/01/2035 and Government National Mortgage Association, 5.50% to 6.50%, due 04/15/2032 to 06/15/2035.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Statement of Investments

June 30, 2005 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) – 99.4%

Equity – 63.8%
9,507,696	Goldman Sachs CORE Large Cap Value Fund – 21.4%	$115,993,896
9,600,370	Goldman Sachs CORE International Equity Fund – 19.8%	107,332,131
5,991,910	Goldman Sachs CORE Large Cap Growth Fund – 13.7%	74,479,439
1,271,624	Goldman Sachs Emerging Markets Equity Fund – 3.5%	18,870,896
1,113,212	Goldman Sachs CORE Small Cap Equity Fund – 2.9%	15,829,878
748,621	Goldman Sachs Real Estate Securities Fund – 2.5%	13,550,044

		346,056,284

Fixed Income – 35.6%
6,776,889	Goldman Sachs Core Fixed Income Fund – 12.7%	68,988,725
5,006,798	Goldman Sachs Global Income Fund – 12.4%	67,491,635
3,712,232	Goldman Sachs High Yield Fund – 5.5%	29,623,613
1,181,598	Goldman Sachs Emerging Markets Debt Fund – 2.5%	13,730,165
1,384,663	Goldman Sachs Short Duration Government Fund – 2.5%	13,458,920

		193,293,058

TOTAL MUTUAL FUNDS (INSTITUTIONAL SHARES)
(Cost $497,025,126)		$539,349,342

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(a) – 0.1%

Joint Repurchase Agreement Account II
$400,000	3.41%	07/01/2005	$400,000
Maturity Value: $400,038 (Cost $400,000)

TOTAL INVESTMENTS – 99.5%
(Cost $497,425,126)			$539,749,342

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Joint repurchase agreement was entered into on June 30, 2005.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Statement of Investments (continued)
June 30, 2005

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At June 30, 2005, the Portfolio had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $400,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,500,000,000	3.40%	07/01/2005	$1,500,141,667

Barclays Capital PLC	700,000,000	3.40	07/01/2005	700,066,111

Deutsche Bank Securities, Inc.	1,000,000,000	3.40	07/01/2005	1,000,094,444

Deutsche Bank Securities, Inc.	300,000,000	3.45	07/01/2005	300,028,750

Greenwich Capital Markets	400,000,000	3.43	07/01/2005	400,038,111

J.P. Morgan Securities, Inc.	400,000,000	3.41	07/01/2005	400,037,889

Morgan Stanley & Co.	1,000,500,000	3.40	07/01/2005	1,000,594,492

UBS Securities LLC	250,000,000	3.40	07/01/2005	250,023,611

Wachovia Capital Markets	250,000,000	3.40	07/01/2005	250,023,611

Westdeutsche Landesbank AG	500,000,000	3.43	07/01/2005	500,047,639

TOTAL	$6,300,500,000			$6,301,096,325

At June 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 2.50% to 6.70%, due 09/13/2005 to 06/15/2007; Federal Home Loan Bank, 4.37% to 5.49%, due 12/22/2008 to 08/15/2011; Federal Home Loan Mortgage Association, 0.00% to 8.00%, due 07/06/2005 to 07/01/2035; Federal National Mortgage Association, 0.00% to 9.50%, due 08/24/2005 to 07/01/2035 and Government National Mortgage Association, 5.50% to 6.50%, due 04/15/2032 to 06/15/2035.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Statement of Investments

June 30, 2005 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) – 99.5%

Equity – 83.5%
10,904,271	Goldman Sachs CORE International Equity Fund – 27.8%	$121,909,749
9,767,817	Goldman Sachs CORE Large Cap Value Fund – 27.2%	119,167,368
6,922,098	Goldman Sachs CORE Large Cap Growth Fund – 19.6%	86,041,680
1,032,231	Goldman Sachs Emerging Markets Equity Fund – 3.5%	15,318,303
898,443	Goldman Sachs CORE Small Cap Equity Fund – 2.9%	12,775,866
605,902	Goldman Sachs Real Estate Securities Fund – 2.5%	10,966,827

		366,179,793

Fixed Income – 16.0%
3,001,081	Goldman Sachs High Yield Fund – 5.5%	23,948,624
1,942,736	Goldman Sachs Core Fixed Income Fund – 4.5%	19,777,053
1,137,197	Goldman Sachs Global Income Fund – 3.5%	15,329,416
956,740	Goldman Sachs Emerging Markets Debt Fund – 2.5%	11,117,315

		70,172,408

TOTAL MUTUAL FUNDS (INSTITUTIONAL SHARES)
(Cost $390,948,922)		$436,352,201

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(a) – 0.1%

Joint Repurchase Agreement Account II
$300,000	3.41%	07/01/2005	$300,000
Maturity Value: $300,028
(Cost $300,000)

TOTAL INVESTMENTS – 99.6%
(Cost $391,248,922)			$436,652,201

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Joint repurchase agreement was entered into on June 30, 2005.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Statement of Investments (continued)
June 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At June 30, 2005, the Portfolio had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $300,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,500,000,000	3.40%	07/01/2005	$1,500,141,667

Barclays Capital PLC	700,000,000	3.40	07/01/2005	700,066,111

Deutsche Bank Securities, Inc.	1,000,000,000	3.40	07/01/2005	1,000,094,444

Deutsche Bank Securities, Inc.	300,000,000	3.45	07/01/2005	300,028,750

Greenwich Capital Markets	400,000,000	3.43	07/01/2005	400,038,111

J.P. Morgan Securities, Inc.	400,000,000	3.41	07/01/2005	400,037,889

Morgan Stanley & Co.	1,000,500,000	3.40	07/01/2005	1,000,594,492

UBS Securities LLC	250,000,000	3.40	07/01/2005	250,023,611

Wachovia Capital Markets	250,000,000	3.40	07/01/2005	250,023,611

Westdeutsche Landesbank AG	500,000,000	3.43	07/01/2005	500,047,639

TOTAL	$6,300,500,000			$6,301,096,325

At June 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 2.50% to 6.70%, due 09/13/2005 to 06/15/2007; Federal Home Loan Bank, 4.37% to 5.49%, due 12/22/2008 to 08/15/2011; Federal Home Loan Mortgage Association, 0.00% to 8.00%, due 07/06/2005 to 07/01/2035; Federal National Mortgage Association, 0.00% to 9.50%, due 08/24/2005 to 07/01/2035 and Government National Mortgage Association, 5.50% to 6.50%, due 04/15/2032 to 06/15/2035.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO

Statement of Investments

June 30, 2005 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) – 100.2%

Equity – 100.2%
5,494,173	Goldman Sachs CORE International Equity Fund – 38.1%	$61,424,851
3,753,563	Goldman Sachs CORE Large Cap Value Fund – 28.4%	45,793,469
2,701,147	Goldman Sachs CORE Large Cap Growth Fund – 20.8%	33,575,252
709,139	Goldman Sachs Emerging Markets Equity Fund – 6.5%	10,523,619
443,297	Goldman Sachs CORE Small Cap Equity Fund – 3.9%	6,303,678
224,734	Goldman Sachs Real Estate Securities Fund – 2.5%	4,067,680

		161,688,549

TOTAL INVESTMENTS – 100.2%
(Cost $133,936,170)		$161,688,549

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Assets and Liabilities

June 30, 2005 (Unaudited)

		Growth and		Aggressive
	Balanced	Income	Growth	Growth
	Strategy	Strategy	Strategy	Strategy
	Portfolio	Portfolio	Portfolio	Portfolio

Assets:

Investment in securities, at value (identified cost $202,866,885, $497,425,126, $391,248,922 and $133,936,170, respectively)	$210,459,490	$539,749,342	$436,652,201	$161,688,549
Cash	50,336	63,652	40,280	51,041
Receivables:
Investment securities sold	18,150,000	39,189,000	39,522,999	8,832,000
Fund shares sold	1,282,997	4,460,483	4,382,701	496,711
Dividends and interest	506,280	1,236,824	741,079	163,743
Reimbursement from adviser	20,707	21,753	21,450	21,069
Other assets	1,454	3,603	2,971	1,436

Total assets	230,471,264	584,724,657	481,363,681	171,254,549

Liabilities:

Payables:
Investment securities purchased	18,906,567	40,889,493	40,604,363	9,046,784
Fund shares repurchased	335,809	1,046,757	2,068,213	641,083
Amounts owed to affiliates	114,283	342,239	303,260	124,348
Accrued expenses	50,425	48,823	53,404	50,002

Total liabilities	19,407,084	42,327,312	43,029,240	9,862,217

Net Assets:

Paid-in capital	201,510,880	513,071,781	410,249,335	146,620,077
Accumulated undistributed (distributions in excess of) net investment income (loss)	(24,077)	(36,558)	1,022,766	(399,558)
Accumulated net realized gain (loss) on investment transactions	1,984,772	(12,962,094)	(18,340,939)	(12,580,566)
Net unrealized gain on investments	7,592,605	42,324,216	45,403,279	27,752,379

NET ASSETS	$211,064,180	$542,397,345	$438,334,441	$161,392,332

Net assets:
Class A	$76,955,010	$273,125,744	$174,368,836	$78,687,748
Class B	29,467,368	81,280,232	74,910,287	26,387,380
Class C	33,100,104	107,838,871	115,691,981	51,545,752
Institutional	69,093,014	77,352,483	71,208,879	4,483,183
Service	2,448,684	2,800,015	2,154,458	288,269

Net asset value, offering and redemption price per share: (a)
Class A	$10.75	$11.48	$11.97	$12.35
Class B	$10.74	$11.46	$11.94	$12.01
Class C	$10.76	$11.44	$11.90	$12.00
Institutional	$10.75	$11.50	$11.99	$12.47
Service	$10.76	$11.45	$11.91	$12.28

Shares outstanding:
Class A	7,160,153	23,794,568	14,570,801	6,371,760
Class B	2,742,565	7,093,142	6,274,740	2,196,308
Class C	3,077,312	9,423,811	9,725,238	4,296,509
Institutional	6,429,747	6,726,359	5,938,287	359,576
Service	227,538	244,454	180,855	23,467

Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	19,637,315	47,282,334	36,689,921	13,247,620

(a)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares of the Balanced Strategy, Growth and Income Strategy, Growth Strategy and Aggressive Growth Strategy Portfolios is $11.38, $12.15, $12.67 and $13.07, respectively. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Operations

For the Six Months Ended June 30, 2005 (Unaudited)

		Growth and		Aggressive
	Balanced	Income	Growth	Growth
	Strategy	Strategy	Strategy	Strategy
	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:

Income distributions from Underlying Funds	$2,199,833	$5,145,030	$2,578,831	$302,523
Interest Income	6,320	13,267	12,577	1,479

Total income	2,206,153	5,158,297	2,591,408	304,002

Expenses:

Distribution and Service fees(a)	362,689	1,152,193	1,038,540	459,211
Management fees	234,813	625,226	514,496	210,948
Transfer Agent fees(a)	124,193	392,420	315,813	139,744
Registration fees	32,165	40,426	36,774	34,578
Custodian and Accounting fees	25,599	26,576	26,822	25,009
Printing fees	22,750	22,750	22,750	22,750
Professional fees	17,015	17,015	17,015	17,015
Trustee fees	7,541	7,541	7,541	7,541
Service Share fees	5,864	7,061	5,072	494
Other	22,895	26,082	25,973	23,865

Total expenses	855,524	2,317,290	2,010,796	941,155

Less — expense reductions	(230,871)	(416,038)	(363,242)	(225,734)

Net expenses	624,653	1,901,252	1,647,554	715,421

NET INVESTMENT INCOME (LOSS)	1,581,500	3,257,045	943,854	(411,419)

Realized and unrealized gain (loss):

Net realized gain from investment transactions	3,768,247	8,441,519	10,606,270	4,409,420
Net change in unrealized loss on investments	(4,094,321)	(5,060,055)	(7,408,054)	(3,473,448)

Net realized and unrealized gain (loss)	(326,074)	3,381,464	3,198,216	935,972

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,255,426	$6,638,509	$4,142,070	$524,553

(a)	Class specific Distribution and Service and Transfer Agent fees were as follows:

	Distribution and Service Fees			Transfer Agent Fees

Fund	Class A	Class B	Class C	Class A	Class B	Class C	Institutional	Service

Balanced Strategy	$78,952	$139,719	$144,018	$60,003	$26,547	$27,363	$9,810	$469

Growth and Income Strategy	286,202	393,805	472,186	217,514	74,823	89,715	9,803	565

Growth Strategy	189,319	356,259	492,963	143,882	67,689	93,663	10,173	406

Aggressive Growth Strategy	90,532	132,752	235,927	68,805	25,223	44,826	851	40

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2005 (Unaudited)

	Balanced Strategy Portfolio

	For the
	Six Months
	Ended	For the
	June 30, 2005	Year Ended
	(Unaudited)	December 31, 2004

From operations:

Net investment income (loss)	$1,581,500	$2,751,626
Net realized gain from investment transactions, including capital gain distributions from Underlying Funds	3,768,247	7,850,103
Net change in unrealized gain (loss) on investments	(4,094,321)	2,051,714

Net increase in net assets resulting from operations	1,255,426	12,653,443

Distributions to shareholders:

From net investment income
Class A Shares	(687,785)	(977,473)
Class B Shares	(179,942)	(376,335)
Class C Shares	(197,418)	(320,212)
Institutional Shares	(717,289)	(887,344)
Service Shares	(23,225)	(38,638)

Total distributions to shareholders	(1,805,659)	(2,600,002)

From share transactions:

Net proceeds from sales of shares	79,803,741	60,016,372
Reinvestment of dividends and distributions	1,677,120	2,395,297
Cost of shares repurchased	(27,046,272)	(22,223,826)

Net increase in net assets resulting from share transactions	54,434,589	40,187,843

TOTAL INCREASE	53,884,356	50,241,284

Net assets:

Beginning of period	157,179,824	106,938,540

End of period	$211,064,180	$157,179,824

Accumulated undistributed (distributions in excess of) net investment income (loss)	$(24,077)	$200,082

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Growth and Income Strategy Portfolio		Growth Strategy Portfolio		Aggressive Growth Strategy Portfolio

For the		For the		For the
Six Months		Six Months		Six Months
Ended	For the	Ended	For the	Ended	For the
June 30, 2005	Year Ended	June 30, 2005	Year Ended	June 30, 2005	Year Ended
(Unaudited)	December 31, 2004	(Unaudited)	December 31, 2004	(Unaudited)	December 31, 2004

$3,257,045	$5,400,651	$943,854	$2,011,619	$(411,419)	$70,804
8,441,519	22,843,146	10,606,270	14,073,415	4,409,420	6,720,793
(5,060,055)	17,915,471	(7,408,054)	27,334,093	(3,473,448)	15,386,916

6,638,509	46,159,268	4,142,070	43,419,127	524,553	22,178,513

(2,345,388)	(3,345,570)	—	(1,354,356)	—	(109,667)
(463,617)	(874,144)	—	(239,859)	—	—
(610,193)	(891,543)	—	(435,310)	—	—
(645,242)	(274,351)	—	(416,395)	—	(20,285)
(25,572)	(41,901)	—	(17,038)	—	(169)

(4,090,012)	(5,427,509)	—	(2,462,958)	—	(130,121)

219,517,806	130,185,965	159,665,050	105,477,698	33,112,565	43,783,874
3,731,677	4,985,395	—	2,223,889	—	127,187
(73,685,366)	(72,443,697)	(42,624,195)	(53,129,450)	(19,782,038)	(31,106,192)

149,564,117	62,727,663	117,040,855	54,572,137	13,330,527	12,804,869

152,112,614	103,459,422	121,182,925	95,528,306	13,855,080	34,853,261

390,284,731	286,825,309	317,151,516	221,623,210	147,537,252	112,683,991

$542,397,345	$390,284,731	$438,334,441	$317,151,516	$161,392,332	$147,537,252

$(36,558)	$796,409	$1,022,766	$78,912	$(399,558)	$11,861

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements

June 30, 2005 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940 (as amended) (“Act”) as an open-end, management investment company. The Trust includes Goldman Sachs Balanced Strategy Portfolio (“Balanced Strategy”), Goldman Sachs Growth and Income Strategy Portfolio (“Growth and Income Strategy”), Goldman Sachs Growth Strategy Portfolio (“Growth Strategy”) and Goldman Sachs Aggressive Growth Strategy Portfolio (“Aggressive Growth Strategy”), collectively, the “Portfolios” or, individually, a “Portfolio.” Each Portfolio is a diversified portfolio offering five classes of shares — Class A, Class B, Class C, Institutional and Service Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Each Portfolio invests in a combination of underlying mutual funds (the “Underlying Funds”) for which Goldman Sachs Asset Management, L.P. (“GSAM”), a subsidiary of The Goldman Sachs Group, Inc., and Goldman Sachs Asset Management International (“GSAMI”), an affiliate of Goldman, Sachs & Co., (“Goldman Sachs”), act as investment advisers. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds, which fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. The Underlying Funds may invest in foreign securities that are valued daily at fair value determined by an independent service (if available) under valuation procedures approved by the Trustees consistent with applicable regulatory guidance.

B. Securities Transactions and Investment Income — Purchases and sales of the Underlying Funds are recorded as of the trade date. Realized gains and losses on sales of the Underlying Funds are calculated on the identified cost basis. Dividend income and capital gains distributions from the Underlying Funds are recorded on the ex-dividend date. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. Net investment income (other than class-specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Portfolios based upon the relative proportion of net assets of each class.

C. Dividend Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income	Capital Gains
	Distribution	Distribution

Portfolio	Declared & Paid	Declared & Paid

Balanced Strategy and Growth and Income Strategy	Quarterly	Annually

Growth Strategy and Aggressive Growth Strategy	Annually	Annually

D. Federal Taxes — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of a Portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid-in-capital.

E. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Portfolio of the Trust are allocated to the Portfolios based on a straight-line or pro rata basis depending upon the nature of the expense. Expenses

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
included in the accompanying financial statements reflect the expenses of each Portfolio and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Portfolios may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by each Portfolio will vary.
     Class A, Class B and Class C shareholders of the Portfolios bear all expenses and fees relating to their respective Distribution and Service Plans. Service Shares bear all expenses and fees relating to their Service and Shareholder Administration Plans. Each class of shares of the Portfolios separately bears its respective class-specific Transfer Agency fees.

F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios’ may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at each Portfolio’s custodian or designated sub-custodian under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the SEC, and the terms and conditions contained therein, the Portfolios, together with other registered investment companies having management agreements with GSAM and GSAMI or their affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

3. AGREEMENTS

GSAM serves as investment advisor pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Portfolios. Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trust’s Board of Trustees.

     As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Portfolio’s business affairs, including providing facilities, GSAM is entitled to a fee (“Management Fee”), computed daily and payable monthly. Effective April 29, 2005, GSAM has entered into a fee reduction commitment with the Trust to reduce the contractual management fee from 0.35% to 0.15%. Prior to April 29, 2005, GSAM had voluntarily waived a portion of its management fee equal to 0.20% of the Fund’s average daily net assets.
     Additionally, GSAM has voluntarily agreed to limit certain “Other Expenses” of the Portfolio (excluding Management fees, Distribution and Service fees, Transfer Agent fees, taxes, interest, brokerage commission, litigation, Service Share fees, indemnification costs, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) to the extent that such expenses exceed, on an annual basis, 0.004% of the average daily net assets of each Portfolio. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursement, if any.
     For six months ended June 30, 2005, GSAM waived management fees and reimbursed certain other expenses as follows (in thousands):

	Management	Other Expense
Portfolio	Fee Waivers	Reimbursement	Total

Balanced Strategy	$106	$125	$231

Growth and Income Strategy	285	131	416

Growth Strategy	234	129	363

Aggressive Growth Strategy	98	128	226

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements (continued)
June 30, 2005 (Unaudited)

3. AGREEMENTS (continued)

     Goldman Sachs serves as Distributor of the shares of the Portfolios pursuant to a Distribution Agreement. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. During the six months ended June 30, 2005, Goldman Sachs advised the Portfolios that it retained approximately the following amounts:

		Contingent Deferred Sales Charge
	Sales Load
Portfolio	Class A	Class B	Class C

Balanced Strategy	$93,800	$300	$—

Growth and Income Strategy	321,500	400	100

Growth Strategy	144,400	400	—

Aggressive Growth Strategy	42,600	1,100	100

     The Trust, on behalf of each Portfolio, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee for distribution services equal, on an annual basis, to 0.25%, 0.75% and 0.75% of each Portfolio’s average daily net assets attributable to Class A, Class B and Class C Shares, respectively. Additionally, Goldman Sachs and/or Authorized Dealers are entitled to receive, under the Plans, a separate fee from each Portfolio for personal and account maintenance services equal to, on an annual basis, 0.25% of each Portfolio’s average daily net assets attributable to Class B and Class C Shares.
     The Trust, on behalf of each Portfolio, has adopted a Service Plan and Shareholder Administration Plan for Service Shares. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan provide for compensation to the service organizations in an amount up to 0.25% and 0.25%, respectively, on an annualized basis of the average daily net asset value of the Service Shares.
     Goldman Sachs also serves as the Transfer Agent to the Portfolios for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, Class B and Class C Shares and 0.04% of the average daily net assets for Institutional and Service Shares.

     At June 30, 2005, the amounts owed to affiliates were as follows (in thousands):

	Management	Transfer	Distribution and
Portfolio	Fees	Agent Fees	Service Fees	Total

Balanced Strategy	$25	$23	$66	$114

Growth and Income Strategy	64	72	206	342

Growth Strategy	54	59	190	303

Aggressive Growth Strategy	20	24	80	124

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

4. PORTFOLIO SECURITY TRANSACTIONS

The cost of purchases and proceeds of sales of the Underlying Funds six months ended June 30, 2005, were as follows:

Portfolio	Purchases	Sales

Balanced Strategy	$112,957,020	$52,319,121

Growth and Income Strategy	252,699,978	106,305,372

Growth Strategy	212,415,805	97,582,310

Aggressive Growth Strategy	38,397,312	26,124,264

5. LINE OF CREDIT FACILITY

The Portfolios participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Portfolio must own securities having a market value in excess of 300% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Portfolios based on the amount of the commitment which has not been utilized. During the six months ended June 30, 2005, the Portfolios did not have any borrowings under this facility.

6. ADDITIONAL TAX INFORMATION

As of the Funds’ most recent fiscal year end December 31, 2004, the Portfolios’ capital loss carryforwards on a tax basis were as follows. Expiration occurs on December 31 of the year indicated.

		Growth and		Aggressive
	Balanced	Income	Growth	Growth
	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio

Capital loss carryforward:
Expiring 2010	$—	$(7,159,988)	$(14,200,729)	$(4,428,008)
Expiring 2011	—	(5,075,312)	(4,667,019)	(3,712,418)

Total capital loss carryforward	$—	$(12,235,300)	$(18,867,748)	$(8,140,426)

At June 30, 2005, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

		Growth and		Aggressive
	Balanced	Income	Growth	Growth
	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio

Tax Cost	$205,563,023	$506,542,267	$401,296,930	$142,773,869

Gross unrealized gain	4,964,535	33,324,862	35,355,271	18,914,680
Gross unrealized loss	(68,068)	(117,787)	—	—

Net unrealized security gain (loss)	$4,896,467	$33,207,075	$35,355,271	$18,914,680

The difference between book-basis and tax-basis unrealized gains (losses) are primarily attributable to wash sales and return of capital distributions from Underlying Fund investments.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements (continued)
June 30, 2005 (Unaudited)

7. SUMMARY OF SHARE TRANSACTIONS

	Balanced Strategy Portfolio

	For the Six Months Ended
	June 30, 2005		For the Year Ended
	(Unaudited)		December 31, 2004

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	2,719,687	$29,075,722	2,483,886	$25,416,861
Reinvestment of dividends and distributions	59,585	636,539	87,665	907,499
Shares converted from Class B(a)	3,775	40,407	1,524	15,929
Shares repurchased	(623,677)	(6,664,404)	(909,880)	(9,314,458)

	2,159,370	23,088,264	1,663,195	17,025,831

Class B Shares
Shares sold	490,774	5,236,024	767,285	7,838,810
Reinvestment of dividends and distributions	14,347	153,105	30,553	316,168
Shares converted to Class A(a)	(3,782)	(40,407)	(1,526)	(15,929)
Shares repurchased	(379,826)	(4,058,056)	(537,548)	(5,476,251)

	121,513	1,290,666	258,764	2,662,798

Class C Shares
Shares sold	913,116	9,768,783	900,896	9,267,334
Reinvestment of dividends and distributions	14,735	157,422	24,882	257,903
Shares repurchased	(243,342)	(2,598,678)	(284,622)	(2,928,793)

	684,509	7,327,527	641,156	6,596,444

Institutional Shares
Shares sold	3,271,074	35,191,597	1,620,780	17,100,720
Reinvestment of dividends and distributions	67,080	716,858	85,760	885,956
Shares repurchased	(1,269,434)	(13,529,628)	(414,092)	(4,323,351)

	2,068,720	22,378,827	1,292,448	13,663,325

Service Shares
Shares sold	49,674	531,615	37,970	392,647
Reinvestment of dividends and distributions	1,234	13,196	2,683	27,771
Shares repurchased	(18,352)	(195,506)	(17,866)	(180,973)

	32,556	349,305	22,787	239,445

NET INCREASE	5,066,668	$54,434,589	3,878,350	$40,187,843

(a)	Class B Shares will automatically convert into Class A Shares at the end of the calendar quarter that is eight years after the initial purchase date of either the Portfolio or another Goldman Sachs Fund.

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Growth and Income Strategy Portfolio				Growth Strategy Portfolio

For the Six Months Ended				For the Six Months Ended
June 30, 2005		For the Year Ended		June 30, 2005		For the Year Ended
(Unaudited)		December 31, 2004		(Unaudited)		December 31, 2004

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

10,251,661	$116,071,712	7,660,913	$81,155,655	5,603,055	$65,958,297	4,169,637	$45,409,666
190,353	2,161,864	290,122	3,151,491	5	53	104,197	1,213,509
35,852	411,455	1,255	13,780	10,180	121,342	1,553	16,559
(4,453,245)	(50,100,190)	(3,403,785)	(36,103,749)	(1,934,499)	(22,905,670)	(2,125,357)	(22,730,715)

6,024,621	68,544,841	4,548,505	48,217,177	3,678,741	43,174,022	2,150,030	23,909,019

868,284	9,832,624	1,077,030	11,452,726	826,353	9,719,885	759,528	8,198,281
36,687	415,093	71,590	780,466	(1)	(16)	18,889	220,440
(35,977)	(411,455)	(1,258)	(13,780)	(10,205)	(121,342)	(1,558)	(16,559)
(709,209)	(8,035,236)	(1,465,331)	(15,386,747)	(572,123)	(6,723,849)	(1,297,285)	(13,863,423)

159,785	1,801,026	(317,969)	(3,167,335)	244,024	2,874,678	(520,426)	(5,461,261)

2,786,799	31,522,187	2,517,158	26,667,982	3,067,671	35,953,934	2,955,536	31,792,815
44,246	500,234	69,807	761,733	—	—	30,942	359,870
(835,387)	(9,448,786)	(1,651,521)	(17,288,580)	(619,486)	(7,259,060)	(1,109,139)	(11,897,185)

1,995,658	22,573,635	935,444	10,141,135	2,448,185	28,694,874	1,877,339	20,255,500

5,494,479	61,956,600	923,601	10,215,372	4,063,094	47,577,723	1,865,071	19,833,137
56,346	642,966	24,960	270,449	—	—	35,597	414,700
(517,435)	(5,950,230)	(329,473)	(3,503,320)	(477,976)	(5,676,691)	(403,933)	(4,527,034)

5,033,390	56,649,336	619,088	6,982,501	3,585,118	41,901,032	1,496,735	15,720,803

11,921	134,683	62,791	694,230	39,157	455,174	22,572	243,799
1,018	11,520	1,962	21,256	—	—	1,325	15,370
(13,249)	(150,924)	(15,611)	(161,301)	(4,997)	(58,925)	(10,638)	(111,093)

(310)	(4,721)	49,142	554,185	34,160	396,249	13,259	148,076

13,213,144	$149,564,117	5,834,210	$62,727,663	9,990,228	$117,040,855	5,016,937	$54,572,137

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements (continued)
June 30, 2005 (Unaudited)

7. SUMMARY OF SHARE TRANSACTIONS (continued)

	Aggressive Growth Strategy Portfolio

	For the Six Months Ended
	June 30, 2005		For the Year Ended
	(Unaudited)		December 31, 2004

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,518,765	$18,447,063	2,154,758	$23,648,082
Reinvestment of dividends and distributions	—	—	8,881	106,733
Shares converted from Class B(a)	7,454	91,173	2,870	35,074
Shares repurchased	(922,580)	(11,195,160)	(1,425,613)	(15,552,494)

	603,639	7,343,076	740,896	8,237,395

Class B Shares
Shares sold	191,683	2,260,577	291,863	3,141,690
Shares converted to Class A(a)	(7,654)	(91,173)	(2,940)	(35,074)
Shares repurchased	(283,809)	(3,354,216)	(436,624)	(4,655,321)

	(99,780)	(1,184,812)	(147,701)	(1,548,705)

Class C Shares
Shares sold	1,007,358	11,901,568	1,544,378	16,549,743
Shares repurchased	(427,589)	(5,058,911)	(847,857)	(9,092,481)

	579,769	6,842,657	696,521	7,457,262

Institutional Shares
Shares sold	30,349	372,831	34,340	372,724
Reinvestment of dividends and distributions	—	—	1,674	20,285
Shares repurchased	(13,367)	(164,520)	(161,212)	(1,749,707)

	16,982	208,311	(125,198)	(1,356,698)

Service Shares
Shares sold	10,762	130,526	6,063	71,635
Reinvestment of dividends and distributions	—	—	14	169
Shares repurchased	(764)	(9,231)	(5,233)	(56,189)

	9,998	121,295	844	15,615

NET INCREASE	1,110,608	$13,330,527	1,165,362	$12,804,869

(a)	Class B Shares will automatically convert into Class A Shares at the end of the calendar quarter that is eight years after the initial purchase date of either the Portfolio or another Goldman Sachs Fund.

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

8. LEGAL PROCEEDINGS

Purported class and derivative action lawsuits were filed in April and May 2004 in the United States District Court for the Southern District of New York against the Goldman Sachs Group, Inc. (“GSG”), GSAM and certain related parties, including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. In June 2004 these lawsuits were consolidated into one action and in November 2004 a consolidated and amended complaint was filed against GSG, GSAM, Goldman Sachs Asset Management International (“GSAMI”), Goldman Sachs and certain related parties including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. Certain investment portfolios of the Trust were named as nominal defendants in the amended complaint. The amended complaint alleges violations of the Act and the Investment Advisers Act of 1940. The consolidated and amended complaint also asserts claims involving common law breach of fiduciary duty and unjust enrichment. The consolidated and amended complaint alleges, among other things, that between April 2, 1999 and January 9, 2004 (the “Class Period”), GSAM and other defendants made improper and excessive brokerage commissions and other payments to brokers that sold shares of the Goldman Sachs Funds; and omitted statements of fact in registration statements and reports filed pursuant to the Act which were necessary to prevent such registration statements and reports from being materially false and misleading. The consolidated and amended complaint further alleges that the Goldman Sachs Funds paid excessive and improper advisory fees to GSAM. The consolidated and amended complaint also alleges that GSAM and GSAMI used 12b-1 fees for improper purposes and made improper use of soft dollars. The complaint further alleges that the Trust’s officers and trustees breached their fiduciary duties in connection with the foregoing. In addition, in March 2005 Jeanne and Don Masden filed a purported class action lawsuit in the United States District Court for the Southern District of New York against GSG, GSAM, Goldman Sachs, the Trustees of the Trust, the Trust, and certain related parties. The lawsuit amends a previously-filed complaint, and alleges breaches of fiduciary duties and duties of care owed under federal and state law resulting from a failure to ensure that equity securities held by the Goldman Sachs Funds participated in class action settlements for which they were eligible. Plaintiffs seek compensatory damages, disgorgement of the fees paid to the investment advisers and punitive damages. Based on currently available information, GSAM and GSAMI believe that the likelihood that the pending purported class and derivative action lawsuits will have a material adverse financial impact on the Fund is remote, and the pending actions are not likely to materially affect their ability to provide investment management services to their clients, including the Goldman Sachs Funds.

 GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations			Distributions to shareholders

	Net asset					In excess
	value at	Net	Net realized	Total from	From net	of net	From net
	beginning	investment	and unrealized	investment	investment	investment	realized	Total
Year	of period	income(a)	gain (loss)	operations	income	income	gains	distributions

FOR THE SIX MONTHS ENDED JUNE 30, (Unaudited)

2005 - A	$10.79	$0.11	$(0.04)	$0.07	$(0.11)	$—	$—	$(0.11)
2005 - B	10.78	0.06	(0.03)	0.03	(0.07)	—	—	(0.07)
2005 - C	10.80	0.06	(0.03)	0.03	(0.07)	—	—	(0.07)
2005 - Institutional	10.78	0.13	(0.03)	0.10	(0.13)	—	—	(0.13)
2005 - Service	10.80	0.10	(0.04)	0.06	(0.10)	—	—	(0.10)
FOR THE YEARS ENDED DECEMBER 31,

2004 - A	10.00	0.25	0.77	1.02	(0.23)	—	—	(0.23)
2004 - B	10.00	0.16	0.77	0.93	(0.15)	—	—	(0.15)
2004 - C	10.01	0.17	0.77	0.94	(0.15)	—	—	(0.15)
2004 - Institutional	10.00	0.28	0.77	1.05	(0.27)	—	—	(0.27)
2004 - Service	10.01	0.23	0.77	1.00	(0.21)	—	—	(0.21)

2003 - A	8.83	0.23	1.18	1.41	(0.24)	—	—	(0.24)
2003 - B	8.83	0.16	1.18	1.34	(0.17)	—	—	(0.17)
2003 - C	8.84	0.16	1.18	1.34	(0.17)	—	—	(0.17)
2003 - Institutional	8.83	0.26	1.18	1.44	(0.27)	—	—	(0.27)
2003 - Service	8.84	0.22	1.18	1.40	(0.23)	—	—	(0.23)

2002 - A	9.43	0.25	(0.60)	(0.35)	(0.25)	—	—	(0.25)
2002 - B	9.43	0.18	(0.60)	(0.42)	(0.18)	—	—	(0.18)
2002 - C	9.44	0.18	(0.60)	(0.42)	(0.18)	—	—	(0.18)
2002 - Institutional	9.43	0.29	(0.60)	(0.31)	(0.29)	—	—	(0.29)
2002 - Service	9.44	0.25	(0.61)	(0.36)	(0.24)	—	—	(0.24)

2001 - A	10.16	0.30	(0.58)	(0.28)	(0.31)	—	(0.14)	(0.45)
2001 - B	10.16	0.23	(0.59)	(0.36)	(0.23)	—	(0.14)	(0.37)
2001 - C	10.17	0.23	(0.59)	(0.36)	(0.23)	—	(0.14)	(0.37)
2001 - Institutional	10.16	0.36	(0.60)	(0.24)	(0.35)	—	(0.14)	(0.49)
2001 - Service	10.17	0.29	(0.58)	(0.29)	(0.30)	—	(0.14)	(0.44)

2000 - A	10.99	0.48	(0.54)	(0.06)	(0.50)	(0.01)	(0.26)	(0.77)
2000 - B	10.98	0.39	(0.53)	(0.14)	(0.41)	(0.01)	(0.26)	(0.68)
2000 - C	10.99	0.39	(0.53)	(0.14)	(0.41)	(0.01)	(0.26)	(0.68)
2000 - Institutional	10.99	0.53	(0.55)	(0.02)	(0.54)	(0.01)	(0.26)	(0.81)
2000 - Service	10.99	0.61	(0.68)	(0.07)	(0.48)	(0.01)	(0.26)	(0.75)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the end of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns for periods less than one full year are not annualized. Total returns would be reduced if sales or redemption charges were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(c)	Expense ratios exclude expenses of the Underlying Funds.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets	Ratio of		net investment		Ratio of total		net investment
Net asset		at end of	net expenses		income		expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets(c)		net assets		net assets(c)		net assets		rate

$10.75	0.64%	$76,955	0.59	%(d)	1.98	%(d)	0.86	%(d)	1.71	%(d)	30%
10.74	0.26	29,467	1.34	(d)	1.19	(d)	1.61	(d)	0.92	(d)	30
10.76	0.28	33,100	1.34	(d)	1.21	(d)	1.61	(d)	0.94	(d)	30
10.75	0.92	69,093	0.19	(d)	2.42	(d)	0.46	(d)	2.15	(d)	30
10.76	0.58	2,449	0.69	(d)	1.86	(d)	0.96	(d)	1.59	(d)	30

10.79	10.28	53,944	0.58		2.42		0.99		2.01		52
10.78	9.36	28,265	1.33		1.61		1.74		1.20		52
10.80	9.48	25,835	1.33		1.64		1.74		1.23		52
10.78	10.60	47,030	0.18		2.75		0.59		2.34		52
10.80	10.15	2,106	0.68		2.27		1.09		1.86		52

10.00	16.13	33,379	0.60		2.52		1.03		2.09		41
10.00	15.26	23,620	1.35		1.72		1.78		1.29		41
10.01	15.28	17,540	1.35		1.76		1.78		1.33		41
10.00	16.57	30,676	0.20		2.84		0.63		2.41		41
10.01	15.98	1,724	0.70		2.38		1.13		1.95		41

8.83	(3.76)	24,057	0.60		2.72		1.10		2.22		40
8.83	(4.48)	21,543	1.35		1.98		1.85		1.48		40
8.84	(4.50)	13,129	1.35		1.97		1.85		1.47		40
8.83	(3.35)	28,778	0.20		3.19		0.70		2.69		40
8.84	(3.84)	1,535	0.70		2.77		1.20		2.27		40

9.43	(2.62)	31,539	0.59		3.09		1.05		2.63		51
9.43	(3.37)	23,643	1.34		2.34		1.80		1.88		51
9.44	(3.38)	16,354	1.34		2.34		1.80		1.88		51
9.43	(2.21)	9,278	0.19		3.74		0.65		3.28		51
9.44	(3.28)	897	0.69		2.99		1.15		2.53		51

10.16	(0.66)	34,056	0.59		4.45		1.09		3.95		23
10.16	(1.33)	27,326	1.34		3.60		1.84		3.10		23
10.17	(1.31)	19,567	1.34		3.59		1.84		3.09		23
10.16	(0.25)	1,924	0.19		4.94		0.69		4.44		23
10.17	(0.11)	805	0.69		5.70		1.19		5.20		23

 GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations			Distributions to shareholders

	Net asset					In excess
	value at	Net	Net realized	Total from	From net	of net	From net
	beginning	investment	and unrealized	investment	investment	investment	realized	Total
Year	of period	income(a)	gain (loss)	operations	income	income	gains	distributions

FOR THE SIX MONTHS ENDED JUNE 30, (Unaudited)

2005 - A	$11.46	$0.10	$0.03	$0.13	$(0.11)	$—	$—	$(0.11)
2005 - B	11.45	0.05	0.03	0.08	(0.07)	—	—	(0.07)
2005 - C	11.43	0.05	0.03	0.08	(0.07)	—	—	(0.07)
2005 - Institutional	11.49	0.13	0.01	0.14	(0.13)	—	—	(0.13)
2005 - Service	11.44	0.09	0.02	0.11	(0.10)	—	—	(0.10)
FOR THE YEARS ENDED DECEMBER 31,

2004 - A	10.17	0.22	1.28	1.50	(0.21)	—	—	(0.21)
2004 - B	10.15	0.13	1.30	1.43	(0.13)	—	—	(0.13)
2004 - C	10.14	0.13	1.29	1.42	(0.13)	—	—	(0.13)
2004 - Institutional	10.19	0.26	1.29	1.55	(0.25)	—	—	(0.25)
2004 - Service	10.15	0.21	1.28	1.49	(0.20)	—	—	(0.20)

2003 - A	8.39	0.21	1.83	2.04	(0.26)	—	—	(0.26)
2003 - B	8.38	0.14	1.82	1.96	(0.19)	—	—	(0.19)
2003 - C	8.37	0.14	1.82	1.96	(0.19)	—	—	(0.19)
2003 - Institutional	8.40	0.27	1.81	2.08	(0.29)	—	—	(0.29)
2003 - Service	8.37	0.20	1.83	2.03	(0.25)	—	—	(0.25)

2002 - A	9.38	0.19	(0.98)	(0.79)	(0.20)	—	—	(0.20)
2002 - B	9.36	0.12	(0.96)	(0.84)	(0.14)	—	—	(0.14)
2002 - C	9.36	0.12	(0.97)	(0.85)	(0.14)	—	—	(0.14)
2002 - Institutional	9.39	0.21	(0.96)	(0.75)	(0.24)	—	—	(0.24)
2002 - Service	9.36	0.18	(0.98)	(0.80)	(0.19)	—	—	(0.19)

2001 - A	10.64	0.21	(0.98)	(0.77)	(0.22)	—	(0.27)	(0.49)
2001 - B	10.62	0.14	(0.99)	(0.85)	(0.14)	—	(0.27)	(0.41)
2001 - C	10.61	0.14	(0.98)	(0.84)	(0.14)	—	(0.27)	(0.41)
2001 - Institutional	10.66	0.25	(0.99)	(0.74)	(0.26)	—	(0.27)	(0.53)
2001 - Service	10.62	0.20	(0.98)	(0.78)	(0.21)	—	(0.27)	(0.48)

2000 - A	11.71	0.38	(0.92)	(0.54)	(0.41)	(0.05)	(0.07)	(0.53)
2000 - B	11.69	0.29	(0.92)	(0.63)	(0.33)	(0.04)	(0.07)	(0.44)
2000 - C	11.69	0.29	(0.93)	(0.64)	(0.33)	(0.04)	(0.07)	(0.44)
2000 - Institutional	11.71	0.44	(0.91)	(0.47)	(0.45)	(0.06)	(0.07)	(0.58)
2000 - Service	11.69	0.37	(0.92)	(0.55)	(0.40)	(0.05)	(0.07)	(0.52)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the end of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns for periods less than one full year are not annualized. Total return would be reduced if sales or redemption charges were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(c)	Expense ratios exclude expenses of the Underlying Funds.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets	Ratio of		net investment		Ratio of		net investment
Net asset		at end of	net expenses		income		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets(c)		net assets		net assets(c)		net assets		rate

$11.48	1.14%	$273,126	0.59	%(d)	1.68	%(d)	0.77	%(d)	1.50	%(d)	23%
11.46	0.67	81,280	1.34	(d)	0.88	(d)	1.52	(d)	0.70	(d)	23
11.44	0.70	107,839	1.34	(d)	0.92	(d)	1.52	(d)	0.74	(d)	23
11.50	1.24	77,352	0.19	(d)	2.17	(d)	0.37	(d)	1.99	(d)	23
11.45	0.99	2,800	0.69	(d)	1.53	(d)	0.87	(d)	1.35	(d)	23

11.46	14.85	203,730	0.57		2.05		0.88		1.74		53
11.45	14.11	79,369	1.32		1.19		1.63		0.88		53
11.43	14.05	84,937	1.32		1.25		1.63		0.94		53
11.49	15.35	19,448	0.17		2.41		0.48		2.10		53
11.44	14.77	2,801	0.67		1.96		0.98		1.65		53

10.17	24.55	134,430	0.60		2.33		0.89		2.04		38
10.15	23.53	73,619	1.35		1.54		1.64		1.25		38
10.14	23.60	65,853	1.35		1.58		1.64		1.29		38
10.19	25.12	10,938	0.20		3.01		0.49		2.72		38
10.15	24.49	1,985	0.70		2.21		0.99		1.92		38

8.39	(8.44)	105,812	0.60		2.15		0.90		1.85		31
8.38	(9.07)	65,864	1.35		1.35		1.65		1.05		31
8.37	(9.16)	50,722	1.35		1.40		1.65		1.10		31
8.40	(8.08)	5,476	0.20		2.36		0.50		2.06		31
8.37	(8.56)	1,587	0.70		2.08		1.00		1.78		31

9.38	(7.27)	123,586	0.59		2.11		0.85		1.85		42
9.36	(8.01)	89,089	1.34		1.36		1.60		1.10		42
9.36	(7.92)	60,569	1.34		1.36		1.60		1.10		42
9.39	(6.95)	18,107	0.19		2.52		0.45		2.26		42
9.36	(7.35)	1,866	0.69		2.05		0.95		1.79		42

10.64	(4.54)	158,430	0.59		3.35		0.87		3.07		20
10.62	(5.28)	116,542	1.34		2.57		1.62		2.29		20
10.61	(5.36)	78,144	1.34		2.57		1.62		2.29		20
10.66	(3.99)	18,763	0.19		3.87		0.47		3.59		20
10.62	(4.63)	1,570	0.69		3.26		0.97		2.98		20

 GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations			Distributions to shareholders

	Net asset					In excess
	value at	Net	Net realized	Total from	From net	of net	From net
	beginning	investment	and unrealized	investment	investment	investment	realized	Total
Year	of period	income(a)	gain (loss)	operations	income	income	gains	distributions

FOR THE SIX MONTHS ENDED JUNE 30, (Unaudited)

2005 - A	$11.88	$0.05	$0.04	$0.09	$—	$—	$—	$—
2005 - B	11.90	—	0.04	0.04	—	—	—	—
2005 - C	11.86	—	0.04	0.04	—	—	—	—
2005 - Institutional	11.88	0.07	0.04	0.11	—	—	—	—
2005 - Service	11.83	0.04	0.04	0.08	—	—	—	—
FOR THE YEARS ENDED DECEMBER 31,

2004 - A	10.22	0.12	1.67	1.79	(0.13)	—	—	(0.13)
2004 - B	10.23	0.04	1.67	1.71	(0.04)	—	—	(0.04)
2004 - C	10.21	0.04	1.67	1.71	(0.06)	—	—	(0.06)
2004 - Institutional	10.21	0.19	1.65	1.84	(0.17)	—	—	(0.17)
2004 - Service	10.18	0.11	1.66	1.77	(0.12)	—	—	(0.12)

2003 - A	7.91	0.11	2.34	2.45	(0.14)	—	—	(0.14)
2003 - B	7.93	0.05	2.32	2.37	(0.07)	—	—	(0.07)
2003 - C	7.92	0.05	2.31	2.36	(0.07)	—	—	(0.07)
2003 - Institutional	7.91	0.17	2.30	2.47	(0.17)	—	—	(0.17)
2003 - Service	7.88	0.11	2.32	2.43	(0.13)	—	—	(0.13)

2002 - A	9.30	0.11	(1.38)	(1.27)	(0.12)	—	—	(0.12)
2002 - B	9.29	0.04	(1.35)	(1.31)	(0.05)	—	—	(0.05)
2002 - C	9.30	0.04	(1.37)	(1.33)	(0.05)	—	—	(0.05)
2002 - Institutional	9.30	0.13	(1.36)	(1.23)	(0.16)	—	—	(0.16)
2002 - Service	9.27	0.10	(1.37)	(1.27)	(0.12)	—	—	(0.12)

2001 - A	10.88	0.11	(1.32)	(1.21)	(0.13)	—	(0.24)	(0.37)
2001 - B	10.86	0.03	(1.31)	(1.28)	(0.05)	—	(0.24)	(0.29)
2001 - C	10.87	0.03	(1.31)	(1.28)	(0.05)	—	(0.24)	(0.29)
2001 - Institutional	10.87	0.16	(1.32)	(1.16)	(0.17)	—	(0.24)	(0.41)
2001 - Service	10.86	0.10	(1.33)	(1.23)	(0.12)	—	(0.24)	(0.36)

2000 - A	12.24	0.22	(1.28)	(1.06)	(0.22)	(0.08)	—	(0.30)
2000 - B	12.21	0.13	(1.27)	(1.14)	(0.15)	(0.06)	—	(0.21)
2000 - C	12.22	0.13	(1.27)	(1.14)	(0.15)	(0.06)	—	(0.21)
2000 - Institutional	12.23	0.25	(1.26)	(1.01)	(0.25)	(0.10)	—	(0.35)
2000 - Service	12.22	0.23	(1.29)	(1.06)	(0.22)	(0.08)	—	(0.30)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns for periods less than one full year are not annualized. Total return would be reduced if sales or redemption charges were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(c)	Expense ratios exclude expenses of the Underlying Funds.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets	Ratio of		net investment		Ratio of total		net investment
Net asset		at end	net expenses		income		expenses		income (loss)		Portfolio
value, end	Total	of period	to average		to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets(c)		net assets		net assets(c)		net assets		rate

$11.97	0.76%	$174,369	0.59	%(d)	0.79	%(d)	0.78	%(d)	0.60	%(d)	26%
11.94	0.34	74,910	1.34	(d)	0.01	(d)	1.53	(d)	(0.18	)(d)	26
11.90	0.34	115,692	1.34	(d)	0.04	(d)	1.53	(d)	(0.15	)(d)	26
11.99	0.93	71,209	0.19	(d)	1.23	(d)	0.38	(d)	1.04	(d)	26
11.91	0.68	2,154	0.69	(d)	0.67	(d)	0.88	(d)	0.48	(d)	26

11.88	17.54	129,419	0.58		1.16		0.89		0.85		44
11.90	16.72	71,753	1.33		0.33		1.64		0.02		44
11.86	16.77	86,277	1.33		0.42		1.64		0.11		44
11.88	18.05	27,967	0.18		1.77		0.49		1.46		44
11.83	17.38	1,736	0.68		1.03		0.99		0.72		44

10.22	30.96	89,342	0.60		1.29		0.92		0.97		46
10.23	29.87	67,025	1.35		0.53		1.67		0.21		46
10.21	29.88	55,151	1.35		0.57		1.67		0.25		46
10.21	31.30	8,747	0.20		1.92		0.52		1.60		46
10.18	30.85	1,358	0.70		1.21		1.02		0.89		46

7.91	(13.64)	72,060	0.60		1.25		0.93		0.92		23
7.93	(14.13)	56,279	1.35		0.47		1.68		0.14		23
7.92	(14.26)	40,571	1.35		0.49		1.68		0.16		23
7.91	(13.25)	3,525	0.20		1.52		0.53		1.19		23
7.88	(13.70)	840	0.70		1.20		1.03		0.87		23

9.30	(11.03)	93,313	0.59		1.09		0.88		0.80		40
9.29	(11.72)	81,563	1.34		0.34		1.63		0.05		40
9.30	(11.69)	53,001	1.34		0.34		1.63		0.05		40
9.30	(10.55)	7,324	0.19		1.65		0.48		1.36		40
9.27	(11.16)	940	0.69		1.01		0.98		0.72		40

10.88	(8.68)	117,857	0.59		1.83		0.89		1.53		23
10.86	(9.39)	106,080	1.34		1.08		1.64		0.78		23
10.87	(9.36)	65,681	1.34		1.11		1.64		0.81		23
10.87	(8.28)	4,234	0.19		2.10		0.49		1.80		23
10.86	(8.67)	692	0.69		1.95		0.99		1.65		23

 GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations			Distributions to shareholders

	Net asset	Net				In excess
	value at	investment	Net realized	Total from	From net	of net	From net
	beginning	income	and unrealized	investment	investment	investment	realized	Total
Year	of period	(loss)(a)	gain (loss)	operations	income	income	gains	distributions

FOR THE SIX MONTHS ENDED JUNE 30, (Unaudited)

2005 - A	$12.30	$(0.01)	$0.06	$0.05	$—	$—	$—	$—
2005 - B	12.01	(0.06)	0.06	—	—	—	—	—
2005 - C	11.99	(0.06)	0.07	0.01	—	—	—	—
2005 - Institutional	12.40	0.01	0.06	0.07	—	—	—	—
2005 - Service	12.24	(0.02)	0.06	0.04	—	—	—	—
FOR THE YEARS ENDED DECEMBER 31,

2004 - A	10.36	0.05	1.91	1.96	(0.02)	—	—	(0.02)
2004 - B	10.18	(0.04)	1.87	1.83	—	—	—	—
2004 - C	10.17	(0.03)	1.85	1.82	—	—	—	—
2004 - Institutional	10.43	0.08	1.95	2.03	(0.06)	—	—	(0.06)
2004 - Service	10.32	0.04	1.89	1.93	(0.01)	—	—	(0.01)

2003 - A	7.72	0.04	2.66	2.70	(0.06)	—	—	(0.06)
2003 - B	7.59	(0.02)	2.61	2.59	—	—	—	—
2003 - C	7.59	(0.02)	2.60	2.58	— (d)	—	—	— (d)
2003 - Institutional	7.77	0.08	2.68	2.76	(0.10)	—	—	(0.10)
2003 - Service	7.68	0.03	2.65	2.68	(0.04)	—	—	(0.04)

2002 - A	9.25	0.02	(1.55)	(1.53)	—	—	—	—
2002 - B	9.17	(0.05)	(1.53)	(1.58)	—	—	—	—
2002 - C	9.16	(0.05)	(1.52)	(1.57)	—	—	—	—
2002 - Institutional	9.27	0.04	(1.54)	(1.50)	—	—	—	—
2002 - Service	9.21	0.01	(1.54)	(1.53)	—	—	—	—

2001 - A	10.71	(0.01)	(1.45)	(1.46)	—	—	—	—
2001 - B	10.70	(0.08)	(1.45)	(1.53)	—	—	—	—
2001 - C	10.69	(0.08)	(1.45)	(1.53)	—	—	—	—
2001 - Institutional	10.70	0.02	(1.45)	(1.43)	—	—	—	—
2001 - Service	10.68	(0.02)	(1.45)	(1.47)	—	—	—	—

2000 - A	12.61	0.03	(1.49)	(1.46)	—	(0.15)	(0.29)	(0.44)
2000 - B	12.57	(0.06)	(1.47)	(1.53)	—	(0.05)	(0.29)	(0.34)
2000 - C	12.57	(0.05)	(1.47)	(1.52)	—	(0.07)	(0.29)	(0.36)
2000 - Institutional	12.60	0.10	(1.51)	(1.41)	—	(0.20)	(0.29)	(0.49)
2000 - Service	12.59	0.04	(1.51)	(1.47)	—	(0.15)	(0.29)	(0.44)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns for periods less than one full year are not annualized. Total return would be reduced if sales or redemption charges were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(c)	Expense ratios exclude expenses of the Underlying Funds.
(d)	Amount is less than $.005 per share
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO

						Ratios assuming no
						expense reductions

					Ratio of			Ratio of
		Net assets	Ratio of		net investment	Ratio of total		net investment
Net asset		at end of	net expenses		income (loss) to	expenses to		income (loss) to	Portfolio
value, end	Total	period	to average		average	average		average	turnover
of period	return(b)	(in 000s)	net assets(c)		net assets	net assets(c)		net assets	rate

$12.35	0.41%	$78,688	0.59	%(e)	(0.19)%(e)	0.89	%(e)	(0.49)%(e)	17%
12.01	0.00	26,387	1.34	(e)	(0.96)(e)	1.64	(e)	(1.26)(e)	17
12.00	0.08	51,546	1.34	(e)	(0.94)(e)	1.64	(e)	(1.24)(e)	17
12.47	0.56	4,483	0.19	(e)	0.21 (e)	0.49	(e)	(0.09)(e)	17
12.28	0.33	288	0.69	(e)	(0.26)(e)	0.99	(e)	(0.56)(e)	17

12.30	18.91	70,961	0.58		0.43	0.99		0.02	36
12.01	17.98	27,582	1.33		(0.38)	1.74		(0.79)	36
11.99	17.90	44,582	1.33		(0.31)	1.74		(0.72)	36
12.40	19.46	4,247	0.18		0.74	0.59		0.33	36
12.24	18.73	165	0.68		0.37	1.09		(0.04)	36

10.36	35.02	52,088	0.60		0.50	1.03		0.07	36
10.18	34.12	24,879	1.35		(0.27)	1.78		(0.70)	36
10.17	34.05	30,706	1.35		(0.22)	1.78		(0.65)	36
10.43	35.51	4,881	0.20		0.88	0.63		0.45	36
10.32	34.97	130	0.70		0.30	1.13		(0.13)	36

7.72	(16.54)	39,214	0.60		0.22	1.06		(0.24)	27
7.59	(17.23)	21,105	1.35		(0.58)	1.81		(1.04)	27
7.59	(17.14)	20,740	1.35		(0.54)	1.81		(1.00)	27
7.77	(16.18)	3,961	0.20		0.48	0.66		0.02	27
7.68	(16.61)	125	0.70		0.11	1.16		(0.35)	27

9.25	(13.63)	48,639	0.59		(0.11)	0.97		(0.49)	43
9.17	(14.30)	30,013	1.34		(0.87)	1.72		(1.25)	43
9.16	(14.31)	25,571	1.34		(0.86)	1.72		(1.24)	43
9.27	(13.36)	7,248	0.19		0.25	0.57		(0.13)	43
9.21	(13.76)	153	0.69		(0.20)	1.07		(0.58)	43

10.71	(11.47)	53,480	0.59		0.28	0.99		(0.12)	19
10.70	(12.07)	39,885	1.34		(0.49)	1.74		(0.89)	19
10.69	(12.00)	32,695	1.34		(0.42)	1.74		(0.82)	19
10.70	(11.07)	6,011	0.19		0.84	0.59		0.44	19
10.68	(11.55)	146	0.69		0.30	1.09		(0.10)	19

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

     The Trustees oversee the management of Goldman Sachs Trust (the “Trust”), and review the investment performance and expenses of the investment portfolios covered by this Report (the “Portfolios”) at regularly scheduled meetings held during the Portfolios’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) for the Portfolios.

     The Management Agreement was most recently approved by the Trustees, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), on June 16, 2005 (the “Annual Contract Meeting”).
     To assist the Trustees in their deliberations at the Annual Contract Meeting, and in addition the reviews of the Portfolios’ investment performance, expenses and other matters at other regulatory scheduled meetings, the Trustees have a Contract Review Committee (the “Committee”) whose members include all of the Independent Trustees. The Committee held meetings on November 3, 2004, February 9, 2005 and May 11, 2005. At these Committee meetings, the Independent Trustees considered matters relating to the Management Agreement including: (a) the Portfolios’ management fee arrangements; (b) the Investment Adviser’s undertaking to reimburse certain expenses of the Portfolios that exceed specified levels; (c) the Investment Adviser’s potential economies of scale and a proposal to implement breakpoints for the fees payable by the underlying funds in which the Portfolios invest (the “Underlying Funds”); (d) the relative expense level of the Portfolios; (e) the Investment Adviser’s profitability with respect to the Trust and the Portfolios; (f) the quality of the services provided to the Portfolios; (g) the statutory and regulatory requirements applicable to the approval and continuation of mutual fund investment management agreements; and (h) industry practices relating to such approvals.
     At the Annual Contract Meeting the Trustees reviewed the matters that were considered at the Committee meetings and also considered additional matters including: (a) the Portfolios’ investment performance; (b) the quality of the Investment Adviser’s services; (c) the structure, staff and capabilities of the Investment Adviser and its portfolio management team; (d) the groups within the Investment Adviser that support the portfolio management team, including the legal and compliance departments, the valuation oversight group, the business planning team and the technology group; (e) the Investment Adviser’s business continuity and disaster recovery planning; (f) the Investment Adviser’s financial resources and its ability to hire and retain talented personnel; (g) the fees received by the Investment Adviser’s affiliates from the Portfolios and the Underlying Funds for transfer agency, securities lending, distribution and other services; (h) the fees charged by the Investment Adviser to other types of clients; (i) the terms of the Management Agreement; (j) the administrative services provided under the Management Agreement, including the oversight by the Investment Adviser of the Portfolios’ other service providers; and (k) the Investment Adviser’s brokerage policies, trade aggregation and allocation policies and employee trading practices. At the Annual Contract Meeting, the Trustees also considered at further length the fees and expenses paid by the Portfolios, the Portfolios’ expense trends over time, and the proposed breakpoints in the contractual fee rates payable by the Underlying Funds.
     In connection with the Committee meetings and the Annual Contract Meeting, the Trustees received written materials and oral presentations on the topics covered, and were advised by their independent legal counsel regarding their responsibilities under applicable law. Also, in conjunction with these meetings, the Trustees attended separate sessions at which the Trustees reviewed the commission rates paid by the Underlying Funds on brokerage transactions, and the Investment Adviser’s receipt of research services in connection with those transactions. Information was also provided relating to revenue sharing by the Investment Adviser, portfolio manager compensation and other matters. During the course of their deliberations, the Independent Trustees met in executive sessions without employees of the Investment Adviser present.
     In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser, its services and the Portfolios. At those meetings the Trustees received materials relating to the Investment Adviser’s investment management and other services under the Management Agreement, including: (a) information on the investment performance of the Portfolios in comparison to other mutual funds and benchmark performance indices; (b) general investment outlooks in the markets in which the Portfolios and the Underlying Funds invest; (c) compliance reports; and (d) expenses borne by the Portfolios.
     In connection with their approval of the Management Agreement, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other, non-advisory services, that are provided to the Portfolios and the Underlying Funds by the Investment Adviser and its affiliates. These services include services as transfer agent, securities lending agent and distributor. In addition, affiliates of the Investment Adviser receive compensation in connection with the execution of portfolio securities

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

transactions by the Underlying Funds and sales loads on the sale of certain classes of shares offered by the Portfolios. The Trustees concluded that the Investment Adviser was both able to commit substantial financial and other resources to the operations of the Portfolios and had, in fact, committed those resources in multiple areas including portfolio management, trading, technology, human resources, tax, treasury, legal, compliance and risk management. The Trustees also believed that the Investment Adviser had made significant commitments to address new regulatory compliance requirements applicable to the Portfolios and the Investment Adviser, including education and training initiatives.

     The Trustees also considered the investment performance of the Portfolios and the Investment Adviser. In this regard, the Trustees compared the investment performance of the Portfolios to the performance of other SEC-registered funds and to rankings and ratings issued by a third-party consultant. The Trustees also reviewed the Portfolios’ investment performance relative to their respective performance benchmarks. This information on the Portfolios’ investment performance was provided for one, three and five year periods. In addition, the Trustees considered the investment performance trends of the Portfolios over time, and reviewed the investment performance of the Portfolios in light of their respective investment objectives and policies, as well as in light of periodic analyses of their respective risk profiles. The Trustees believed that the Portfolios were providing competitive, and in some cases very competitive, performance for long-term investors.
     The Board of Trustees also considered the contractual fee rates payable by the Portfolios under the Management Agreement. In this regard, information on the services rendered by the Investment Adviser to the Portfolios, the fees paid by the Portfolios and the Portfolios’ total operating expense ratios (before and after expense reimbursements) were compared to similar information for mutual funds advised by other, unaffiliated investment management firms. Most of the comparisons of the Portfolios’ fee rates and total operating expense ratios were prepared by a third-party consultant. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Portfolios.
     More particularly, the Trustees reviewed analyses prepared by a third party consultant of the expense rankings of the Portfolios. The analyses provided a comparison of the Portfolios’ management fees to relevant peer groups and category universes; an expense analysis which compared each Portfolio’s expenses to a peer group and a category universe; and a five-year history comparing each Portfolio’s expenses to a category average. The analyses also compared the Portfolios’ transfer agency fees, custody and accounting fees and other expenses to peer groups and medians. In addition, the Trustees noted the Investment Adviser’s voluntary undertaking to limit the Portfolios’ total expense ratios (excluding certain expenses) to specified levels.
     The Board of Trustees also considered the reduction in the contractual fee rates payable under the Management Agreement by the Portfolios that was approved by the Trustees in June 2004, and the breakpoints in the contractual fee rates payable by the Underlying Funds that were proposed and approved at the Annual Contract Meeting. The new breakpoints for the Underlying Funds will be implemented initially on a voluntary basis effective July 1, 2005, and will ultimately be implemented on a contractual basis within twelve months.
     In considering the management fee payable by the Portfolios and the new fee breakpoints for the Underlying Funds, the Trustees reviewed information regarding the Investment Adviser’s potential economies of scale, and whether the Portfolios and their shareholders were participating in the benefits of these economies. In this regard, the Trustees considered the amount of assets in the Portfolios; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; and information comparing fee rates charged by the Investment Adviser with fee rates charged by other, unaffiliated investment managers to other mutual funds. The Trustees agreed that the fee breakpoints for the Underlying Funds were a way to ensure that benefits of scalability would be passed along to shareholders at the specified asset levels.
     The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from the Portfolios and the Underlying Funds as stated above, including the fees received by them for transfer agency, securities lending, distribution and brokerage services, and the brokerage and research services received by the Investment Adviser in connection with the placement of brokerage transactions for the Underlying Funds. In addition, the Trustees reviewed the Investment Adviser’s pre-tax revenues and pre-tax margins with respect to the Trust and the Portfolios. In this regard the Trustees reviewed, among other things, profitability analyses and summaries, revenue and expense schedules and expense allocation methodologies.
     After deliberation, the Trustees concluded that the management fees paid by the Portfolios were reasonable in light of the services provided by the Investment Adviser, its costs and the Portfolios’ current and reasonably foreseeable asset levels, and that the Management Agreement should be approved and continued.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Fund Expenses (Unaudited) — Six Month Period Ended June 30, 2005

As a shareholder of Class A, Class B, Class C, Institutional or Service Shares of the Portfolios you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (with respect to Class A Shares), contingent deferred sales charges (loads) on redemptions (with respect to Class B and Class C Shares), and redemption fees (with respect to Class A, Class B, Class C, Institutional and Service Shares, if any); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A, Class B and Class C Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class B, Class C, Institutional and Service Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 31, 2004 through June 30, 2005.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Balanced Strategy Portfolio				Growth and Income Strategy Portfolio				Growth Strategy Portfolio				Aggressive Growth Strategy Portfolio

				Expenses				Expenses				Expenses				Expenses
	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the
	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended	Value	Value		ended	Value	Value		ended
Share Class	12/31/04	06/30/05		06/30/05*	12/31/04	06/30/05		06/30/05*	12/31/04	06/30/05		06/30/05*	12/31/04	06/30/05		06/30/05*

Class A
Actual	$1,000.00	$1,006.40		$2.96	$1,000.00	$1,011.40		$2.96	$1,000.00	$1,007.60		$2.96	$1,000.00	$1,004.10		$2.96
Hypothetical (5% return)	1,000.00	1,021.85	+	2.98	1,000.00	1,021.85	+	2.98	1,000.00	1,021.85	+	2.98	1,000.00	1,021.85	+	2.98

Class B
Actual	1,000.00	1,002.60		6.67	1,000.00	1,006.70		6.69	1,000.00	1,003.40		6.67	1,000.00	1,000.00		6.66
Hypothetical (5% return)	1,000.00	1,018.13	+	6.72	1,000.00	1,018.13	+	6.72	1,000.00	1,018.13	+	6.72	1,000.00	1,018.13	+	6.72

Class C
Actual	1,000.00	1,002.80		6.67	1,000.00	1,007.00		6.69	1,000.00	1,003.40		6.68	1,000.00	1,000.80		6.67
Hypothetical (5% return)	1,000.00	1,018.13	+	6.72	1,000.00	1,018.13	+	6.72	1,000.00	1,018.13	+	6.72	1,000.00	1,018.13	+	6.72

Institutional
Actual	1,000.00	1,009.20		0.97	1,000.00	1,012.40		0.97	1,000.00	1,009.30		0.97	1,000.00	1,005.60		0.96
Hypothetical (5% return)	1,000.00	1,023.83	+	0.98	1,000.00	1,023.83	+	0.98	1,000.00	1,023.83	+	0.98	1,000.00	1,023.83	+	0.98

Service
Actual	1,000.00	1,005.80		3.45	1,000.00	1,009.90		3.46	1,000.00	1,006.80		3.45	1,000.00	1,003.30		3.45
Hypothetical (5% return)	1,000.00	1,021.35	+	3.48	1,000.00	1,021.35	+	3.48	1,000.00	1,021.35	+	3.48	1,000.00	1,021.35	+	3.48

*	Expenses for each share class are calculated using the Portfolio’s expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2005. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. Expense ratios for the most recent fiscal half year may differ from expense ratios based on one-year data in the financial highlights. The expense ratios for the period were as follows:

Fund	Class A	Class B	Class C	Institutional	Service

Balanced Strategy Portfolio	0.59%	1.34%	1.34%	0.19%	0.69%
Growth and Income Strategy Portfolio	0.59	1.34	1.34	0.19	0.69
Growth Strategy Portfolio	0.59	1.34	1.34	0.19	0.69
Aggressive Growth Strategy Portfolio	0.59	1.34	1.34	0.19	0.69

+	Hypothetical expenses are based on the Portfolio’s actual expense ratios and an assumed rate of return of 5% per year before expenses.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, **Goldman Sachs Asset Management, L.P.** and other units of the **Investment Management Division** of Goldman Sachs serve a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $462.9 billion in assets under management as of March 31, 2005 — our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.

THE GOLDMAN SACHS ADVANTAGE

Our goal is to deliver:

Strong, Consistent Investment Results

- Global Resources and Global Research
- Team Approach
- Disciplined Processes

Innovative, Value-Added Investment Products

- Thoughtful Solutions
- Risk Management

Outstanding Client Service

- Dedicated Service Teams
- Excellence and Integrity

GOLDMAN SACHS FUNDS

In building a globally diversified portfolio, you can select from more than 50 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.


INTERNATIONAL EQUITY
DOMESTIC EQUITY
FIXED INCOME
MONEY MARKET
Higher Risk/Return
Lower Risk/Return
ASSET ALLOCATION PORTFOLIOS
SPECIALTY

International Equity Funds

- Asia Growth Fund
- Emerging Markets Equity Fund
- International Growth Opportunities Fund
- Japanese Equity Fund
- European Equity Fund
- International Equity Fund
- CORE℠ International Equity Fund

Domestic Equity Funds

- Small Cap Value Fund
- CORE℠ Small Cap Equity Fund
- Small/Mid Cap Growth Fund
- Growth Opportunities Fund
- Mid Cap Value Fund
- Concentrated Growth Fund
- Research Select Fund℠
- Strategic Growth Fund
- Capital Growth Fund
- Large Cap Value Fund
- Growth and Income Fund
- CORE℠ Large Cap Growth Fund
- CORE℠ Large Cap Value Fund
- CORE℠ U.S. Equity Fund

Asset Allocation Funds

- Balanced Fund
- Asset Allocation Portfolios

Specialty Funds

- Tollkeeper Fund℠
- CORE℠ Tax-Managed Equity Fund
- Real Estate Securities Fund

Fixed Income Funds

- Emerging Markets Debt Fund
- High Yield Fund
- High Yield Municipal Fund
- Global Income Fund
- Investment Grade Credit Fund
- Core Fixed Income Fund
- U.S. Mortgages Fund
- Municipal Income Fund
- Government Income Fund
- Short Duration Tax-Free Fund
- Short Duration Government Fund
- Ultra-Short Duration Government Fund
- Enhanced Income Fund

Money Market Funds[1]

[1] An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

The Goldman Sachs Research Select Fund℠, Tollkeeper Fund℠ and CORE℠ are service marks of Goldman, Sachs & Co.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. 32 OLD SLIP, 32ND FLOOR, NEW YORK, NEW YORK 10005 TRUSTEES Ashok N. Bakhru, Chairman John P. Coblentz, Jr. Patrick T. Harker Mary Patterson McPherson Alan A. Shuch Wilma J. Smelcer Richard P. Strubel Kaysie P. Uniacke OFFICERS Kaysie P. Uniacke, President James A. Fitzpatrick, Vice President James A. McNamara, Vice President John M. Perlowski, Treasurer Howard B. Surloff, Secretary Copyright 2005 Goldman, Sachs & Co. All rights reserved. Date of first use: August 29, 2005 05-1405 / AASAR / 46.4K / 08-05 GOLDMAN, SACHS & CO. Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL Christchurch Court 10-15 Newgate Street London, England EC1A 7HD Visit our Web site at www.gs.com/funds to obtain the most recent month-end returns. The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission Web site at http://www.sec.gov. The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Beginning the fiscal quarter ended September 30, 2004 and every first and third fiscal quarter thereafter, the Funds’ Form N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. When available, the Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.When available, Form N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders). Asset Allocation Funds are subject to underlying fund expenses as well as the expenses of the portfolio, and the cost of this type of investment may be higher than a mutual fund that only invests in stocks and bonds. Holdings and allocations shown are unaudited, and may not be representative of current or future investments. Holdings and allocations may not include the Fund’s entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Portfolios on the efficient frontier are optimal in both the sense that they offer maximal expected return for some given level of ris k and minimal risk for some given level of expected return. The efficient frontier is the line created from the risk-reward graph, comprised of optimal portfolios. The optimal portfolios plotted along the curve have the highest expected return possible for the given amount of risk. CORE SM is a service mark of Goldman, Sachs & Co. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Please consider a Fund’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing. The Prospectus contains this and other information about the Funds.

ITEM 2.	CODE OF ETHICS. — Not applicable to the Semi-Annual Report for the period ended June 30, 2005

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. — Not applicable to the Semi-Annual Report for the period ended June 30, 2005

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. — Not applicable to the Semi-Annual Report for the period ended June 30, 2005

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant’s Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	August 19, 2005

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	August 19, 2005